Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 125.9%
MUNICIPAL BONDS - 125.8%
Consumer Staples - 4.8%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
12/21 at 17.59 N/R $ 4,742,280
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
12/21 at 100.00 N/R 1,155,635
1,935 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 2,298,587
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
12/21 at 24.99 N/R 4,990,000
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,364,084
50,705 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1,
0.000%, 6/01/47
12/21 at 22.76 CCC- 11,566,825
14,900 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2,
5.300%, 6/01/37
6/22 at 100.00 B- 15,229,588
18,300 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47
6/22 at 100.00 N/R 18,696,927
1,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47
6/22 at 100.00 N/R 1,532,535
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
12/21 at 100.00 N/R 3,461,730
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
12/21 at 18.45 CCC 4,713,728
Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Series 2007A:
1,000 0.000%, 6/01/36 12/21 at 44.94 N/R 447,760
7,500 0.000%, 6/01/47 12/21 at 23.97 N/R 1,790,475
12,000 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 2,955,840
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
12/21 at 22.20 CCC- 1,107,250
2,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, Senior Series 2019A-Class 1, 5.000%,
6/01/48
12/29 at 100.00 BBB+ 2,469,660
197,150 Total Consumer Staples 78,522,904
Education and Civic Organizations - 13.8%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 784,021
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 725,166
2,240 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 2,419,021

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
$ 18,685 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/51, (UB)(4)
11/31 at 100.00 N/R $ 21,823,519
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 282,060
5,615 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies - El Dorado Hills Project, Series 2018A, 5.500%,
10/01/38, 144A
10/22 at 105.00 N/R 6,041,178
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
900 5.000%, 10/01/35 10/22 at 102.00 BB 940,725
1,335 5.250%, 10/01/45 10/22 at 102.00 BB 1,393,593
500 5.250%, 10/01/45 10/22 at 102.00 BB 521,945
4,255 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
10/22 at 102.00 BB 4,432,306
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 277,888
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 516,200
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 2,285,360
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 952,906
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 917,400
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 1,095,760
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 440,208
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 465,825
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 549,455
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 1,079,540
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 10/22 at 102.00 BB 1,463,840
465 5.000%, 10/01/44 10/22 at 102.00 BB 484,535
California Municipal Finance Authority, Charter School
Revenue Bonds, Learning Choice Academy Chula Vista,
Series 2021A:
1,605 4.000%, 7/01/51 7/31 at 100.00 BBB- 1,833,488
1,080 4.000%, 7/01/55 7/31 at 100.00 BBB- 1,228,781
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
1,195 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 1,346,681
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,283,408
1,100 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A, 5.000%, 7/01/38,
144A
7/28 at 100.00 BB 1,292,863

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
$ 1,330 5.000%, 8/01/32 8/22 at 100.00 BB $ 1,353,834
2,130 5.250%, 8/01/42 8/22 at 100.00 BB 2,164,847
1,795 5.300%, 8/01/47 8/22 at 100.00 BB 1,824,240
2,245 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34
6/22 at 102.00 N/R 2,350,268
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
835 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 901,149
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,787,197
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- 1,931,553
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,665,317
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R 785,744
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,522,115
1,335 California Municipal Finance Authority, Educational Facilities Revenue
Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39
12/21 at 100.00 N/R 1,338,578
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,595,562
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 9,529,661
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 9,068,619
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R 1,146,580
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 1,142,430
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
1/22 at 100.00 Baa2 235,797
300 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
1/22 at 100.00 N/R 300,447
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 3,692,045
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 N/R 7,919,310
California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019:
1,000 5.000%, 8/01/34 8/29 at 100.00 BB+ 1,184,060
2,000 5.000%, 8/01/48 8/29 at 100.00 BB+ 2,305,980
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40
7/24 at 100.00 BBB- 272,177
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 2,136,140
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 791,966
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 4,156,720
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,191,595

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
$ 1,520 5.000%, 6/01/27, 144A No Opt. Call N/R $ 1,668,580
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 877,907
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 1,148,140
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 3,533,940
945 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/52, 144A
6/26 at 100.00 N/R 1,014,486
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R 1,113,520
California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A:
750 5.000%, 7/01/50, 144A 7/27 at 100.00 BB+ 854,197
1,000 5.000%, 7/01/58, 144A 7/27 at 100.00 BB+ 1,133,340
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- 357,802
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 1,103,440
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 BBB 1,179,408
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 BBB 1,233,848
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 515,665
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 1,078,066
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 1,040,920
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 513,935
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,466,049
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 1,081,800
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,724,320
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 4,072,442
7,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 7,890,336
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,738,282
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 3,163,287
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 934,122
1,550 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Vista Project, Series 2021A, 4.000%, 10/01/46,
144A
10/28 at 101.00 BBB- 1,732,388

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
$ 600 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- $ 615,384
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,632,045
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,281,173
1,500 California School Finance Authority, Charter School Revenue Bonds,
Ivy Academia, Series 2021A, 4.000%, 6/01/51, 144A, (WI/DD, Settling
12/02/21)
6/28 at 103.00 N/R 1,582,500
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 755,642
915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R 1,028,808
California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series
2020A:
820 5.000%, 7/01/45, 144A 7/28 at 100.00 BB+ 942,582
1,240 5.000%, 7/01/55, 144A 7/28 at 100.00 BB+ 1,413,265
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 N/R 2,711,525
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R 1,048,211
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 1,106,410
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 408,928
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 838,792
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 278,785
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 433,152
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 3,087,090
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 593,164
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series
2021A:
600 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 673,182
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 N/R 1,466,111
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 571,515
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 844,508
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 1,181,476
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,095,000
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,645,815

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
$ 1,605 6.400%, 8/01/34, 144A 2/24 at 100.00 BB $ 1,751,263
2,040 6.750%, 8/01/44, 144A 2/24 at 100.00 BB 2,233,637
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 4,116,727
2,680 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 2,967,216
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 BB 630,896
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,098,250
520 6.000%, 10/01/49 10/24 at 100.00 BB 572,863
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 3,260,910
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,115,660
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,108,624
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB- 754,025
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 BBB 657,228
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 289,963
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BB+ 1,359,838
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BB+ 720,875
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 1,590,431
3,500 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB)(4)
11/31 at 100.00 AA- 3,721,480
1,940 California Statewide Communities Development Authority, School Facility
Revenue Bonds, Children of Promise, Series 2015A, 0.000%, 7/01/45,
144A(5)
7/25 at 100.00 N/R 1,843,000
4,015 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB)(4)
5/28 at 100.00 AA- 4,616,005
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 18.020%, 5/15/39, 144A, (IF)(4)
5/23 at 100.00 AA 1,572,925
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
20 5.000%, 6/01/22 12/21 at 100.00 CC 19,950
10 5.000%, 6/01/23 12/21 at 100.00 CC 9,950
1,005 5.000%, 6/01/24 12/21 at 100.00 CC 997,462
580 5.000%, 6/01/30 12/21 at 100.00 CC 569,850
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
230 5.000%, 6/01/22 12/21 at 100.00 CC 229,425
125 5.000%, 6/01/30 12/21 at 100.00 CC 122,813
1,580 5.000%, 6/01/36 12/21 at 100.00 CC 1,552,350
210,050 Total Education and Civic Organizations 231,060,502

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care - 11.2%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
$ 1,460 5.000%, 3/01/26 No Opt. Call Ba3 $ 1,615,008
2,765 5.000%, 3/01/31 3/26 at 100.00 Ba3 3,091,049
5,160 5.250%, 3/01/36 3/26 at 100.00 Ba3 5,798,550
6,280 5.000%, 3/01/41 3/26 at 100.00 Ba3 6,930,608
10,600 5.000%, 3/01/46 3/26 at 100.00 Ba3 11,649,188
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41, (UB)(4)
11/26 at 100.00 A 2,258,420
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48, (UB)(4)
11/27 at 100.00 A 2,443,980
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
5,850 4.000%, 8/15/48, (UB), (WI/DD, Settling 12/01/21)(4) 8/31 at 100.00 N/R 6,943,424
5,000 3.000%, 8/15/51, (UB), (WI/DD, Settling 12/01/21)(4) 8/31 at 100.00 N/R 5,310,300
420 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 Baa2 500,774
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB)(4)
2/27 at 100.00 A1 1,883,372
625 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Tender Option Bond Trust 2015-XF1002, 17.497%,
4/01/42, 144A, (IF)(4)
4/22 at 100.00 AA- 663,969
17,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)(4)
11/27 at 100.00 AA- 20,240,150
1,220 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51, (UB)
(4)
8/22 at 100.00 A+ 1,261,480
7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55, (UB)
(4)
8/26 at 100.00 A+ 9,184,812
California Health Facilities Financing Authority, Revenue
Bonds, Lucile Salter Packard Children's Hospital, Tender
Option Bond Trust 2015-XF0152:
260 18.194%, 8/15/43, 144A, (IF)(4) 8/24 at 100.00 A+ 379,220
695 17.921%, 8/15/51, 144A, (IF)(4) 8/22 at 100.00 A+ 789,541
3,675 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB)(4)
11/27 at 100.00 A+ 4,450,756
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
45 22.077%, 10/01/38, 144A, (IF)(4) 10/24 at 100.00 AA- 73,054
795 22.698%, 10/01/44, 144A, (IF)(4) 10/24 at 100.00 AA- 1,257,849
3,600 22.782%, 10/01/44, 144A, (IF)(4) 10/24 at 100.00 AA- 5,703,840
California Municipal Finance Authority, Revenue Bonds,
Clinicas del Camino Real, Inc., Series 2020:
2,535 4.000%, 3/01/40 3/30 at 100.00 BBB 2,917,202
5,750 4.000%, 3/01/50 3/30 at 100.00 BBB 6,489,565
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 1,178,560
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 1,173,640
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 219,276
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,092,900
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,361,712

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 4,210 5.250%, 11/01/36 11/26 at 100.00 BBB- $ 4,935,004
2,955 5.250%, 11/01/41 11/26 at 100.00 BBB- 3,453,893
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 4,501,578
2,270 5.250%, 11/01/47 11/26 at 100.00 BBB- 2,629,545
1,000 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2015A, 5.000%, 2/01/46
2/25 at 100.00 A- 1,127,620
1,780 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 2,074,964
19,300 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB- 21,886,972
1,795 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 2,066,153
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB- 382,797
6,250 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB)(4)
4/30 at 100.00 A 6,594,375
1,015 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Series 2018, 4.000%, 7/01/48
7/28 at 100.00 A- 1,144,707
9,000 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51, (UB)(4)
8/26 at 100.00 A+ 10,548,270
1,035 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB)(4)
8/23 at 100.00 BBB+ 1,067,841
2,000 California Statewide Community Development Authority, Certificates of
Participation, Methodist Hospital of Southern California, Series 2018,
4.250%, 1/01/43
1/28 at 100.00 BBB+ 2,260,500
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
647 5.750%, 7/01/24(5),(6) 12/21 at 100.00 N/R 566,381
375 5.750%, 7/01/30(5),(6) 12/21 at 100.00 N/R 327,863
405 5.750%, 7/01/35(5),(6) 12/21 at 100.00 N/R 354,187
1,692 5.500%, 7/01/39(5),(6) 12/21 at 100.00 N/R 1,480,566
34 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25(5),(6)
12/21 at 100.00 N/R 29,516
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
875 4.000%, 11/01/38 11/27 at 100.00 Ba1 983,203
5,925 4.000%, 11/01/47 11/27 at 100.00 Ba1 6,575,209
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
1,085 5.000%, 11/01/36 11/26 at 100.00 Ba1 1,268,029
2,090 5.000%, 11/01/39 11/26 at 100.00 Ba1 2,433,742
1,000 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 4.000%, 1/01/42
1/28 at 100.00 Baa3 1,116,910
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 235,562
163,257 Total Health Care 186,907,586

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily - 12.9%
$ 5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R $ 5,190,800
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 2,098,060
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 4,020,560
1,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2,
4.000%, 8/01/46, 144A
8/31 at 100.00 N/R 1,519,155
4,980 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 5,100,217
3,330 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 3,032,331
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 2,020,700
8,530 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 8,700,941
9,460 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 10,516,398
25,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 26,826,955
1,600 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 1,622,160
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 1,109,240
California Enterprise Development Authority, Student
Housing Revenue Bonds, Provident Group - SDSU
Properties LLC -M@College Project, Series 2020A:
1,000 5.000%, 8/01/55 8/30 at 100.00 Baa3 1,205,730
1,205 5.000%, 8/01/57 8/30 at 100.00 Baa3 1,447,675
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R 1,592,228
2,000 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Series 2014A-III, 4.600%, 8/01/39
2/24 at 100.00 Aa3 2,118,540
7,275 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 8,310,008
1,475 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,774,594
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 259,051
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,353,147
480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47
8/22 at 100.00 N/R 494,832
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 2,448,672
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
890 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 799,167
1,975 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 1,770,903

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily (continued)
$ 450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B $ 487,067
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 5,271,738
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 2,367,991
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 1,012,770
4,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,645,080
3,350 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,033,626
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,978,640
5,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 N/R 4,946,900
4,665 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Junior Lien Series 2021A-2,
4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 4,717,061
3,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,739,510
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 2,961,589
3,225 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 3,081,068
2,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 2,281,230
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 2,034,100
10,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 10,548,800
6,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 6,476,589
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 3,354,780
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R 1,013,980
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%,
2/01/57, 144A
2/32 at 100.00 N/R 2,319,925
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 1,848,840
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 6,222,420
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A, (WI/DD, Settling 12/01/21)
7/32 at 100.00 N/R 1,892,440
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 1,000,600

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily (continued)
$ 5,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R $ 5,434,499
3,615 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 3,802,727
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 2,028,160
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,111,990
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,530,850
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,828,960
3,525 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 3,976,623
4,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,178,080
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 2,463,772
3,690 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 3,755,497
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 1,841,380
Independent Cities Finance Authority, California, Mobile
Home Park Revenue Bonds, Augusta Communities Mobile
Home Park, Series 2012A:
740 5.000%, 5/15/39 5/22 at 100.00 A+ 749,457
1,010 5.000%, 5/15/47 5/22 at 100.00 A+ 1,021,817
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R 1,084,830
1,340 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Rancho Feliz and Las Casitas De Sonoma, Refunding
Series 2012, 5.000%, 10/15/47
10/22 at 100.00 A- 1,374,076
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Vista De Santa Barbara Mobilehome Park, Refunding
Series 2021A, 3.000%, 9/15/56
9/31 at 100.00 A- 1,035,830
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 344,894
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R 2,193,176
425 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
12/21 at 100.00 N/R 425,739
460 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46
12/21 at 100.00 N/R 420,619
207,675 Total Housing/Multifamily 214,171,784

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Industrials - 0.1%
$ 2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A(5)
12/23 at 102.00 N/R $ 1,273,510
Long-Term Care - 0.4%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,899,244
3,700 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%,
11/01/44, 144A
11/24 at 100.00 N/R 3,936,911
6,275 Total Long-Term Care 6,836,155
Tax Obligation/General - 25.6%
6,050 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42, (UB)(4)
8/35 at 100.00 AA 5,918,413
3,595 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/43 - AGM
Insured
No Opt. Call A2 2,092,506
8,200 Anaheim Elementary School District, Orange County, California, General
Obligation Bonds, Election 2016, Series 2018A, 4.000%, 8/01/48, (UB)
(4)
8/27 at 100.00 Aa3 9,331,436
10,000 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2020B,
3.000%, 8/01/50, (UB)(4)
8/30 at 100.00 AA 10,660,300
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
0.000%, 8/01/52 - AGM Insured(7)
8/37 at 100.00 AA 878,510
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/37(7) No Opt. Call A+ 1,494,011
6,925 0.000%, 5/01/42(7) 5/40 at 100.00 A+ 6,762,124
5,500 0.000%, 5/01/47(7) 5/40 at 100.00 A+ 5,288,195
1,250 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 18.307%, 10/01/44, 144A, (IF)(4)
10/24 at 100.00 AA- 1,838,888
1,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45, (UB)(4)
3/25 at 100.00 AA- 1,691,730
5,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB)(4)
8/26 at 100.00 AA- 5,904,200
3,500 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 3/01/50, (UB)(4)
3/30 at 100.00 AA- 4,116,945
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
1,005 14.228%, 11/01/44, 144A, (IF)(4) 11/24 at 100.00 AA- 1,380,960
750 14.246%, 11/01/44, 144A, (IF)(4) 11/24 at 100.00 AA- 1,030,912
1,250 14.246%, 11/01/44, 144A, (IF)(4) 11/24 at 100.00 AA- 1,718,188
545 14.246%, 11/01/44, 144A, (IF)(4) 11/24 at 100.00 AA- 749,130
3,000 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46, (UB)
(4)
8/31 at 100.00 AA 3,241,380
4,610 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2008 Election Series 2013B, 0.000%, 8/01/37
8/22 at 44.31 A2 2,039,003
3,800 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B, 4.000%, 8/01/48, (UB)(4)
8/26 at 100.00 Aa3 4,247,602
3,405 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2012D, 0.000%,
8/01/39 - AGM Insured
No Opt. Call A1 2,299,805
College of the Sequoias Community College District, King
and Tulare Counties, California, General Obligation Bonds,
College of the Sequoias Tulare Area Improvement District
3, Election of 2008, Series 2021E:
1,160 4.000%, 8/01/46, (UB)(4) 8/29 at 100.00 Aa3 1,349,428
3,840 3.000%, 8/01/51, (UB)(4) 8/29 at 100.00 Aa3 4,060,224

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 11,090 Cupertino Union School District, Santa Clara County, California, General
Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40, (UB)
(4)
8/26 at 100.00 AA+ $ 12,474,365
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 1,055,002
2,640 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46, (UB)
(4)
8/26 at 100.00 Aa2 2,972,138
5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB)(4)
8/28 at 100.00 Aa3 5,526,840
5,000 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46,
(UB)(4)
8/26 at 100.00 Aa3 5,592,900
5,000 Gilroy Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%,
8/01/48, (UB)(4)
8/27 at 100.00 Aa3 5,757,500
4,560 Hartnell Community College District, Monterey County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47, (UB)(4)
8/27 at 100.00 AA 5,229,682
1,000 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call BBB- 1,210,130
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 1,086,765
9,175 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured(7)
No Opt. Call A1 9,785,138
2,000 Livermore Valley Joint Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2016 Measure J, Series 2019,
4.000%, 8/01/46, (UB)(4)
8/26 at 100.00 Aa3 2,254,540
3,660 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB)(4)
8/30 at 100.00 Aa2 3,905,696
6,235 Long Beach Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.000%,
6/01/30 - AGM Insured
No Opt. Call AA 5,461,237
12,000 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
8/42 at 100.00 AA 11,608,680
12,075 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2019F, 3.000%,
8/01/47, (UB)(4)
8/29 at 100.00 AA- 12,812,541
3,500 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2019B, 3.000%,
8/01/48, (UB)(4)
8/29 at 100.00 AA- 3,710,875
3,725 Lynwood Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 - BAM
Insured, (UB)(4)
8/31 at 100.00 AA 3,992,157
2,625 Magnolia School District, Orange County, California, General Obligation
Bonds, Election 2010 Series 2011, 0.000%, 8/01/36
No Opt. Call A+ 1,779,829
10,900 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB)(4)
8/27 at 100.00 Aa2 12,373,135
1,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26
- FGIC Insured
No Opt. Call Baa2 946,190
5,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB)(4)
8/26 at 100.00 A1 5,443,850
7,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB)(4)
8/29 at 100.00 AA 8,247,470
6,060 New Haven Unified School District, Alameda County, California, General
Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49,
(UB)(4)
8/28 at 100.00 Aa3 6,429,660
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
0.000%, 8/01/49 - AGM Insured(7)
No Opt. Call Aa3 738,699

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38
No Opt. Call AA $ 1,262,840
9,365 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2019D, 3.000%,
8/01/43, (UB)(4)
8/29 at 100.00 Aa3 10,043,401
6,750 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB)(4)
8/31 at 100.00 Aa3 7,187,333
15,000 Oakland, California, General Obligation Bonds, Measure KK Series 2020B-
1, 3.000%, 1/15/50, (UB)(4)
1/30 at 100.00 AA 15,887,550
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51(7)
8/37 at 100.00 AA 2,007,743
5,205 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/42
No Opt. Call A+ 2,948,008
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 1,063,827
2,000 Perris Union High School District, Riverside County, California, General
Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45, (UB)
(4)
9/29 at 100.00 Aa3 2,110,600
5,000 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40, (UB)(4)
8/26 at 100.00 A1 5,624,150
6,225 Placentia-Yorba Linda Unified School District, Orange County, California,
General Obligation Bonds, Series 2011D, 0.000%, 8/01/46
No Opt. Call AA- 3,376,191
2,000 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 - BAM
Insured, (UB)(4)
8/31 at 100.00 Aa3 2,163,400
5,050 Pomona Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2020D, 2.500%, 8/01/48 - AGM
Insured, (UB)(4)
8/30 at 100.00 Aa3 5,099,894
5,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/46, (UB)(4)
No Opt. Call AA- 2,547,050
1,000 Puerto Rico, General Obligation Bonds, Public Improvement Series 2001,
2.140%, 7/01/31(5)
12/21 at 100.00 N/R 987,500
4,700 Puerto Rico, General Obligation Bonds, Public Improvement Series 2004A,
2.140%, 7/01/33(5)
12/21 at 100.00 N/R 4,641,250
1,425 Puerto Rico, General Obligation Bonds, Public improvement Series 2007A,
2.140%, 7/01/22(5)
No Opt. Call N/R 1,407,188
5,000 Puerto Rico, General Obligation Bonds, Refunding Public Improvement
Series 2008A, 2.140%, 7/01/32(5)
12/21 at 100.00 N/R 4,918,750
23,850 Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35(5) 12/21 at 100.00 N/R 20,928,375
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 2,266,819
1,215 Rohnerville School District, Humboldt County, California, General
Obligation Bonds, Election 2010, Series 2012B, 0.000%, 8/01/47 - AGM
Insured
No Opt. Call AA 606,346
3,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call AA 1,574,250
8,860 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012
Election Series 2020M-2, 3.000%, 7/01/50, (UB)(4)
7/30 at 100.00 Aa2 9,418,534
4,400 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018
Election Series 2019C-2, 3.000%, 7/01/44, (UB)(4)
7/29 at 100.00 Aa2 4,731,980
San Diego Unified School District, San Diego County,
California, General Obligation Bonds, Election of 2012
Series 2013C:
10,000 4.000%, 7/01/42, (UB)(4) 7/23 at 100.00 AA- 10,590,500
1,990 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41(4),(7)
7/40 at 100.00 AA- 2,402,030

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 15,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 0.000%, 7/01/41, (UB)
(4),(7)
7/40 at 100.00 AA- $ 18,105,750
1,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Tender Option Bond 2016-XF2355, Formerly Tender
Option Bond Trust Series 3330, 14.023%, 7/01/38, 144A, (IF)(4)
7/23 at 100.00 AA- 2,447,735
5,500 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48, (UB)
(4)
8/29 at 100.00 AA 5,903,865
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California,General Obligation Bonds,  Election 2010 Series 2011A,
0.000%, 8/01/40, (UB)(4)
No Opt. Call AA 1,585,325
10,000 Santa Clara Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2018, Series 2019, 4.000%, 7/01/48, (UB)
(4)
7/26 at 100.00 AA+ 11,372,000
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured(7)
No Opt. Call A2 8,591,207
4,955 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49, (UB)(4)
8/30 at 100.00 AA 5,255,223
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 976,425
5,730 0.000%, 8/01/46(4) No Opt. Call AA- 2,951,580
13,000 0.000%, 8/01/46, (UB)(4) No Opt. Call AA- 6,696,430
10,000 Sunnyvale School District, Santa Clara County, California, General
Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44, (UB)(4)
9/27 at 100.00 Aa1 10,643,600
5,000 Temecula Valley Unified School District, 3.000%, 8/01/44, (UB)(4) 8/29 at 100.00 Aa1 5,377,400
1,880 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/28 - FGIC Insured
No Opt. Call AA- 1,735,522
2,250 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured(7)
8/31 at 100.00 A2 2,615,085
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB)(4),(7)
No Opt. Call AA- 5,364,190
429,765 Total Tax Obligation/General 423,905,755
Tax Obligation/Limited - 32.4%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 1,114,700
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A2 301,115
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A2 208,514
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A2 3,508,624
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,514,456
2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,903,053
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 342,861
400 5.000%, 9/01/49 9/25 at 103.00 N/R 455,704
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 859,192
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,273,085
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,181,742

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R $ 2,140,483
Brea Redevelopment Agency, Orange County, California,
Tax Allocation Bonds, Project Area AB, Series 2003:
1,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call AA- 1,364,700
2,300 0.000%, 8/01/29 - AMBAC Insured No Opt. Call AA- 2,041,549
6,710 0.000%, 8/01/30 - AMBAC Insured No Opt. Call AA- 5,805,693
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 1,854,258
5,600 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,859,464
1,450 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 1,602,105
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 1,200,690
1,550 4.000%, 9/01/50 9/27 at 103.00 N/R 1,729,133
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
660 4.000%, 9/01/41 9/28 at 103.00 N/R 744,572
1,095 4.000%, 9/01/46 9/28 at 103.00 N/R 1,225,130
1,500 4.000%, 9/01/51 9/28 at 103.00 N/R 1,673,610
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021B, 4.000%, 9/01/51
9/28 at 103.00 N/R 836,805
540 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R 603,520
1,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-01, Fancher Creek, Series
2013A, 5.700%, 9/01/43
9/22 at 100.00 N/R 1,029,790
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,062,430
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,122,320
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,340,560
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R 2,761,750
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R 3,603,060
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R 6,341,318
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 687,192
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,469,767
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51, (WI/DD, Settling 12/01/21)
9/31 at 100.00 N/R 2,208,260
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Pacific Highlands
Ranch Project, Series 2019, 5.000%, 9/02/49
9/29 at 100.00 N/R 1,217,810

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
$ 3,510 5.000%, 9/02/35 9/25 at 100.00 N/R $ 3,918,424
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,244,768
940 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
12/21 at 100.00 N/R 940,103
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
9/22 at 100.00 N/R 2,332,080
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,229,373
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,544,192
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,943,230
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,761,484
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 555,106
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R 435,773
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 4,075,400
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 4,437,600
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
3,300 5.000%, 9/02/44 9/29 at 100.00 N/R 3,943,203
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 4,002,717
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
725 5.000%, 9/02/44 9/29 at 100.00 N/R 876,054
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,774,518
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 N/R 963,186
805 5.000%, 9/02/50 9/30 at 100.00 N/R 972,094
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/41
9/31 at 100.00 N/R 2,310,940
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 5,682,800
Calimesa, Riverside County, California, Special Tax Bonds,
Community Facilities District 2018-1 Summerwind Trails
Improvement Area 1, Series 2020:
865 4.000%, 9/01/45 9/27 at 103.00 N/R 973,558
820 4.000%, 9/01/50 9/27 at 103.00 N/R 920,466
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,714,051
1,000 Chino, California, Special Tax Bonds, Community Facilities District 2019-1
The Landing, Series 2020, 4.000%, 9/01/51
9/27 at 103.00 N/R 1,120,030

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
$ 1,000 5.000%, 9/01/43 9/25 at 103.00 N/R $ 1,145,590
1,250 5.000%, 9/01/48 9/25 at 103.00 N/R 1,427,225
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R 373,158
1,000 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Housing Second Lien Series
2010A, 5.500%, 8/01/30
12/21 at 100.00 N/R 1,003,360
500 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B,
5.750%, 8/01/26
12/21 at 100.00 N/R 501,925
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 12/21 at 100.00 N/R 501,425
210 5.000%, 9/01/32 - AMBAC Insured 12/21 at 100.00 N/R 210,487
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 749,965
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,408,191
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,393,025
1,000 Corona-Norco Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,092,550
Del Mar Union School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 99-1,
Refunding Facilities Financing Series 2019:
2,400 4.000%, 9/01/44, (UB)(4) 9/29 at 100.00 AA 2,820,888
4,245 4.000%, 9/01/49, (UB)(4) 9/29 at 100.00 AA 4,958,585
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,140,780
665 Dublin Community Facilities District No. 2015-1, California, Dublin
Crossing, Improvement Area No. 3 Special Tax Bonds, Series 2021,
4.000%, 9/01/51
9/27 at 103.00 N/R 733,734
Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Improvement Area 2 Dublin Crossing,
Series 2019:
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 3,251,416
4,100 5.000%, 9/01/49 9/26 at 103.00 N/R 4,740,338
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
575 3.000%, 9/01/44 9/27 at 103.00 N/R 599,507
350 4.000%, 9/01/50 9/27 at 103.00 N/R 392,882
525 Eastern Municipal Water District, California, Special Tax Bonds, Community
Facilities District 2015-71, Promontory, Series 2021, 4.000%, 9/01/45
9/28 at 103.00 N/R 599,718
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2016-72 Hidden Hills,
Series 2020:
465 3.000%, 9/01/45 9/27 at 103.00 N/R 483,939
525 4.000%, 9/01/50 9/27 at 103.00 N/R 589,323
El Dorado County, California, Special Tax Bonds, Community
Facilities District 18-1 Bass Lake Hills, Series 2021:
425 4.000%, 9/01/46 9/28 at 103.00 N/R 482,945
1,660 4.000%, 9/01/51 9/28 at 103.00 N/R 1,881,095
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
3/22 at 100.00 N/R 252,165

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Elk Grove Finance Authority, California, Special Tax Revenue
Bonds, Series 2020:
$ 1,385 4.000%, 9/01/45 9/26 at 103.00 N/R $ 1,537,627
1,750 4.000%, 9/01/50 9/26 at 103.00 N/R 1,936,830
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
845 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 884,749
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,284,230
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
780 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 816,691
1,160 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,196,552
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/22 at 100.00 N/R 436,708
2,530 Fillmore, California, Special Tax Bonds, Community Facilities District 5,
Improvement Area, Series 2015A, 5.000%, 9/01/45
9/23 at 102.00 N/R 2,716,739
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19
Mangini Ranch, Series 2019:
1,140 5.000%, 9/01/44 9/26 at 103.00 N/R 1,330,619
1,000 5.000%, 9/01/49 9/26 at 103.00 N/R 1,162,640
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 21 White Rock Springs Ranch,
Series 2019, 5.000%, 9/01/49
9/26 at 103.00 N/R 1,161,640
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
1,075 4.000%, 9/01/45 9/27 at 103.00 N/R 1,203,043
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 1,278,656
2,785 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 3,241,072
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 12/21 at 103.00 N/R 515,775
1,545 4.000%, 9/01/48 12/21 at 103.00 N/R 1,593,590
495 Fontana Public Facilities Financing Authority, California, Special Tax
Revenue Bonds, Refunding Subordinate Series 2021B, 4.000%, 9/01/43
9/28 at 103.00 N/R 567,899
Fontana, California,  Special Tax Bonds, Community Facilities
District 90, Summit at Rosena Phase One, Series 2021:
525 4.000%, 9/01/41 9/28 at 103.00 N/R 604,806
475 4.000%, 9/01/46 9/28 at 103.00 N/R 542,673
600 4.000%, 9/01/51 9/28 at 103.00 N/R 682,764
800 Fontana, California, Special Tax Bonds, Community Facilities District 87 El
Paseo, Series 2021, 4.000%, 9/01/51
9/28 at 103.00 N/R 906,552
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option
Bond Trust 2015-XF1038:
3,750 17.608%, 6/01/45, 144A, (IF)(4) 6/25 at 100.00 A+ 6,124,950
500 Government of Guam, Business Privilege Tax Bonds, Series 2012B-1,
5.000%, 1/01/42
1/22 at 100.00 BB 501,920
Hercules Redevelopment Agency, California, Tax Allocation
Bonds, Merged Project Area, Series 2005:
820 5.000%, 8/01/25 - AMBAC Insured 12/21 at 100.00 N/R 822,673
1,000 5.000%, 8/01/35 - AMBAC Insured 12/21 at 100.00 N/R 1,001,880
Hercules Redevelopment Agency, California, Tax Allocation
Bonds, Merged Project Area, Series 2007A:
365 4.625%, 8/01/37 - AMBAC Insured 12/21 at 100.00 N/R 365,544
745 4.750%, 8/01/42 - AMBAC Insured 12/21 at 100.00 N/R 746,185
150 5.000%, 8/01/42 - AMBAC Insured 12/21 at 100.00 N/R 150,286

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 1,035 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R $ 1,158,765
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
12/21 at 100.00 A 155,648
745 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 842,297
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R 551,555
Jurupa Community Services District, California, Special Tax
Bonds, Community Facilities District 45 Jurupoa Valley,
Series 2020A:
1,000 4.000%, 9/01/42 9/27 at 103.00 N/R 1,136,500
1,375 4.000%, 9/01/49 9/27 at 103.00 N/R 1,550,931
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,780,699
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
3/22 at 100.00 N/R 1,231,419
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 1,049,800
600 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2007-2, Series 2021, 4.000%, 9/01/50
9/28 at 103.00 N/R 678,006
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 N/R 865,688
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 1,078,720
1,000 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area II, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 1,120,850
Lake Elsinore, California, Special Tax Bonds, Community
Facilities District 2006-1 Summerly Improvement Area KK,
Series 2021:
400 4.000%, 9/01/46 9/28 at 103.00 N/R 452,100
430 4.000%, 9/01/51 9/28 at 103.00 N/R 484,950
2,995 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2002 Mountain House,
Series 2013, 5.000%, 9/01/37
9/22 at 100.00 N/R 3,072,001
2,000 Lammersville School District, California, Special Tax Refunding Bonds,
Community Facilities District 2002 Mountain House, Series 2012,
5.375%, 9/01/32
9/22 at 100.00 N/R 2,057,060
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,687,664
Lathrop, California, Special Tax Bonds, Community
Facilities District 2018-1, Central Lathrop Specific Plan
Improvement Areas 1-5 Special Tax Bonds, Series 2019:
605 5.650%, 9/01/38 9/26 at 103.00 N/R 659,262
970 5.750%, 9/01/43 9/26 at 103.00 N/R 1,058,949
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
785 5.125%, 9/01/28 9/23 at 100.00 N/R 835,813
395 5.250%, 9/01/32 9/23 at 100.00 N/R 420,817
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 1,011,950
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,979,820
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42(7)
8/29 at 100.00 Aa3 2,982,538
1,675 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,759,805
1,275 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38
12/21 at 100.00 A 1,281,311

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 $ 1,587,877
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 514,976
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 3/22 at 103.00 N/R 517,715
500 4.250%, 9/01/44 3/22 at 103.00 N/R 517,825
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R 1,112,730
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,185,740
500 4.250%, 9/01/44 9/24 at 100.00 N/R 529,565
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,088,870
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 6, Series 2021:
445 4.000%, 9/01/36 9/28 at 103.00 N/R 514,968
660 4.000%, 9/01/41 9/28 at 103.00 N/R 759,871
875 4.000%, 9/01/46 9/28 at 103.00 N/R 999,066
1,025 4.000%, 9/01/50 9/28 at 103.00 N/R 1,166,604
1,110 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2016, 4.000%, 9/01/49
9/27 at 103.00 N/R 1,252,025
Merced Redevelopment Agency, California, Tax Allocation
Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890 0.000%, 12/01/21 - AMBAC Insured No Opt. Call N/R 1,890,000
1,055 0.000%, 12/01/23 - AMBAC Insured No Opt. Call N/R 1,038,426
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 914,759
3,000 Moreno Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election of 2014, Series 2021C, 3.000%,
8/01/46 - BAM Insured, (UB)(4)
8/31 at 100.00 Aa3 3,225,030
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 1,096,488
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R 1,187,522
1,000 Moreno Valley, California, Special Tax Bonds, Community Facilities District
5, Series 2007, 5.000%, 9/01/37
3/22 at 100.00 N/R 1,008,410
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 960,341
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
990 2.180%, 9/01/28(5) 3/22 at 100.00 N/R 524,700
2,955 2.220%, 9/01/36(5) 3/22 at 100.00 N/R 1,566,150
2,500 Oakley Public Financing Authority, Contra Costa County,
California,  Revenue Bonds, Refundinf Series 2014, 5.000%, 9/02/36 -
BAM Insured
9/24 at 100.00 AA 2,788,800
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,422,713
400 Ontario, California, Special Tax Bonds, Community Facilities District 13
California Commerce Center-Phase IV, Refunding Series 2016, 4.000%,
9/01/38
9/28 at 103.00 N/R 459,172
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 1,020,290

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R $ 1,329,756
1,170 Ontario, California, Special Tax Bonds, Community Facilities District 30
New Haven Facilities - Area B, Series 2017, 4.000%, 9/01/48
9/24 at 103.00 N/R 1,261,716
Ontario, California, Special Tax Bonds, Community Facilities
District 46 Avenue 176 Facilities, Series 2021:
300 4.000%, 9/01/45 9/28 at 103.00 N/R 341,262
500 4.000%, 9/01/51 9/28 at 103.00 N/R 566,255
1,375 Ontario, California, Special Tax Bonds, Community Facilities District 53
Tevelde Facilities, Series 2021, 4.000%, 9/01/51
9/28 at 103.00 N/R 1,557,201
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2005-1 University Park, Refunding Series
2021A:
195 4.000%, 9/01/30 9/28 at 103.00 N/R 225,500
220 4.000%, 9/01/33 9/28 at 103.00 N/R 252,798
250 4.000%, 9/01/36 9/28 at 103.00 N/R 286,035
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
320 3.000%, 9/01/31 9/28 at 103.00 N/R 327,190
375 4.000%, 9/01/41 9/28 at 103.00 N/R 408,934
675 4.000%, 9/01/51 9/28 at 103.00 N/R 726,152
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA- 1,056,914
3,730 Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021, 2.125%, 11/01/43, (UB)(4)
11/30 at 100.00 AA+ 3,651,857
975 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 1,044,518
1,050 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2006-1, Meritage Homes, Refunding Series
2014B, 5.000%, 9/01/38
9/23 at 100.00 N/R 1,111,488
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 1,265,651
Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project,
Series 1999:
2,990 0.000%, 8/01/27 - AMBAC Insured No Opt. Call A 2,806,294
2,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call A 2,298,725
1,260 Poway Unified School District Public Financing Authority, California,
Special Tax Revenue Bonds, Refunding Series 2015B, 4.000%, 9/01/36 -
BAM Insured
9/25 at 100.00 AA+ 1,405,946
2,750 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 2,823,315
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
68,732 0.000%, 7/01/46 7/28 at 41.38 N/R 22,983,981
29,000 0.000%, 7/01/51 7/28 at 30.01 N/R 7,019,160
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,133,310
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 2,266,620
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
13,105 4.329%, 7/01/40 7/28 at 100.00 N/R 14,710,362
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 1,135,360
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 N/R 1,346,064
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,394,337
1,190 Rancho Cardova, California, Special Tax Bonds, Community Facilities
District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42
9/24 at 103.00 N/R 1,285,688

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 3,000 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%,
10/01/38
12/21 at 100.00 N/R $ 3,009,660
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2014-1 Montelena, Series 2021:
500 4.000%, 9/01/37 9/28 at 103.00 N/R 575,145
400 4.000%, 9/01/41 9/28 at 103.00 N/R 458,052
590 4.000%, 9/01/46 9/28 at 103.00 N/R 670,039
500 4.000%, 9/01/50 9/28 at 103.00 N/R 566,360
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
410 5.000%, 9/01/44 9/26 at 103.00 N/R 475,899
530 5.000%, 9/01/49 9/26 at 103.00 N/R 613,300
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB)(4) 6/31 at 100.00 AA+ 4,291,880
2,500 3.000%, 6/01/51, (UB)(4) 6/31 at 100.00 AA+ 2,667,700
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,570,076
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 1,071,680
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,353,009
4,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2021, 4.000%, 9/01/51
9/28 at 103.00 N/R 4,441,720
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
18.910%, 11/01/45, 144A, (IF)(4)
11/25 at 100.00 A+ 2,172,875
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A1 1,232,076
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,328,848
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/22 at 100.00 N/R 893,786
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 9/22 at 100.00 N/R 678,150
3,410 5.000%, 9/01/42 9/22 at 100.00 N/R 3,500,297
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 N/R 1,178,650
535 5.000%, 9/01/45 9/27 at 100.00 N/R 627,459
Riverside Unified School District, Riverside County,
California, Special Tax Bonds, Community Facilities District
32, Series 2020:
415 4.000%, 9/01/45 9/27 at 103.00 N/R 467,082
875 4.000%, 9/01/50 9/27 at 103.00 N/R 982,205
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 785,911
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 872,845
840 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 941,044
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 750,936
3,775 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 3,990,703

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 1,120 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2006-1, Series 2017, 5.000%, 9/01/44
9/27 at 100.00 N/R $ 1,313,133
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 965,689
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
950 5.000%, 9/01/36 9/26 at 100.00 N/R 1,090,856
2,640 5.500%, 9/01/46 9/26 at 100.00 N/R 3,055,536
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 N/R 548,364
650 4.000%, 9/01/50 9/27 at 103.00 N/R 725,497
Roseville, California, Special Tax Bonds, Community Facilities
District 1 SVSP Westpark-Federico, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 576,895
700 5.000%, 9/01/49 9/26 at 103.00 N/R 804,832
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Villages at Sierra Vista, Series 2021:
225 4.000%, 9/01/37 9/28 at 103.00 N/R 258,971
305 4.000%, 9/01/41 9/28 at 103.00 N/R 348,639
520 4.000%, 9/01/46 9/28 at 103.00 N/R 589,836
720 4.000%, 9/01/51 9/28 at 103.00 N/R 813,463
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014:
1,100 5.000%, 9/01/34 9/24 at 100.00 N/R 1,204,214
1,880 5.000%, 9/01/39 9/24 at 100.00 N/R 2,051,400
1,395 5.000%, 9/01/44 9/24 at 100.00 N/R 1,520,159
5,500 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 6,410,415
Roseville, California, Special Tax Bonds, Community Facilities
District 5 Fiddyment Ranch Public Facilities, Series 2021:
750 4.000%, 9/01/41 9/28 at 103.00 N/R 856,792
2,000 4.000%, 9/01/50 9/28 at 103.00 N/R 2,261,380
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 256,305
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 19.330%, 12/01/33 - AMBAC Insured, 144A, (IF)(4)
No Opt. Call AA- 3,876,336
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 3,595,388
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,624,459
1,950 Sacramento County, California, Special Tax Bonds, Community Facilities
District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48
9/25 at 103.00 N/R 2,136,654
300 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/22 at 100.00 N/R 303,231
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 792,885
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 2,107,081
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 3.300%, 12/31/26
No Opt. Call N/R 53,500
405 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 478,435
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 617,589
14,815 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44, (UB)(4)
7/27 at 100.00 AA 15,661,529

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 910 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R $ 977,158
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,386,800
22,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
12/21 at 34.44 N/R 7,769,700
San Francisco City and County, California, Development
Special Tax Bonds, Mission Rock Facilities & Services
Special Tax District 2020-1, Series 2021A:
850 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 972,196
1,300 4.000%, 9/01/46, 144A 9/28 at 103.00 N/R 1,475,474
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
775 4.000%, 9/01/42 9/27 at 103.00 N/R 878,052
1,450 4.000%, 9/01/50 9/27 at 103.00 N/R 1,630,191
1,000 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 1, Series
2021, 4.000%, 9/01/46
9/27 at 103.00 N/R 1,127,380
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
3/22 at 103.00 N/R 1,032,610
San Luis Obispo, California, Special Tax Bonds, Community
Facilities District 2019-1 San Luis Ranch Series 2021:
730 4.000%, 9/01/46 9/28 at 103.00 N/R 833,507
950 4.000%, 9/01/51 9/28 at 103.00 N/R 1,081,043
935 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB)(4)
6/31 at 100.00 AA+ 917,656
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
160 6.250%, 7/01/24 No Opt. Call Baa2 174,917
1,000 South Tahoe Joint Powers Financing Authority, California, Revenue Bonds,
South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%,
10/01/34 - AGM Insured
10/24 at 100.00 AA 1,077,680
Stockton, California, Special Tax Bonds, Community Facilities
District 2018-2 Westlake Villages II Improvement Area 1,
Series 2021:
1,235 4.000%, 9/01/46 9/27 at 103.00 N/R 1,373,703
2,045 4.000%, 9/01/51 9/27 at 103.00 N/R 2,269,234
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,491,849
Tejon Ranch Public Facilities Financing Authority, California,
Special Tax Bonds, Community Facilities District 2000-1,
Tejon Industrial Complex Public Improvements, Refunding
Series 2012:
1,635 5.500%, 9/01/30 9/22 at 100.00 N/R 1,685,799
500 5.500%, 9/01/33 9/22 at 100.00 N/R 515,095
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,173,280
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,240,200
4,750 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R 5,298,957
1,055 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,179,648

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
3/22 at 103.00 N/R $ 414,240
Three Rivers Levee Improvement Authority, California,
Special Tax Revenue Bonds, Community Facilities District
2006-1, Refunding Series 2021A:
1,340 4.000%, 9/01/46 9/28 at 103.00 N/R 1,529,999
1,000 4.000%, 9/01/51 9/28 at 103.00 N/R 1,133,190
Tracy, California, Special Tax Bonds, Community Facilities
District 2016-1 Tracy Hills,  Improvement Area 1, Series
2019:
1,285 5.000%, 9/01/44 9/25 at 103.00 N/R 1,464,026
1,875 5.000%, 9/01/49 9/25 at 103.00 N/R 2,129,475
605 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 694,673
Upland, California, Special Tax Bonds, Community Facilities
District 2016-1 Improvement Area2 Harvest at Upland,
Series 2021A:
165 4.000%, 9/01/45 9/30 at 100.00 N/R 187,823
260 4.000%, 9/01/51 9/30 at 100.00 N/R 294,546
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 740,243
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39
10/24 at 100.00 N/R 988,260
100 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2012A, 5.000%, 10/01/27
10/22 at 100.00 Caa2 100,006
2,000 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29
12/21 at 100.00 Caa3 1,983,120
Virgin Islands Public Finance Authority, Matching Fund
Revenue Loan Note - Diageo Project, Series 2009A:
2,975 6.625%, 10/01/29 12/21 at 100.00 Caa3 3,001,269
1,800 6.750%, 10/01/37 12/21 at 100.00 Caa3 1,815,894
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 391,829
785 5.250%, 9/01/45 9/25 at 100.00 N/R 872,763
3,585 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R 3,765,397
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 3,198,289
7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 8,966,835
2,155 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB)(4)
8/27 at 100.00 AA 2,375,327
Westside Union School District, California, Special Tax
Bonds, Community Facilities District 2018-1 Improvement
Area 1, Series 2021:
365 4.000%, 9/01/46 9/28 at 103.00 N/R 412,541
490 4.000%, 9/01/51 9/28 at 103.00 N/R 553,279
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,638,139
1,865 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 2,022,593
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27(5)
12/21 at 100.00 N/R 118,900
567,162 Total Tax Obligation/Limited 521,149,249

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation - 11.6%
$ 4,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49,
(UB)(4)
4/27 at 100.00 A1 $ 4,583,960
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB)(4)
10/29 at 100.00 A1 7,885,130
16,255 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 18,585,479
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 10,907,900
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/1/2026), 144A
12/21 at 104.00 N/R 5,114,350
2,993 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2021C, 4.000%, 1/15/33
1/31 at 100.00 BBB- 3,567,656
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
6,255 0.000%, 1/15/33 No Opt. Call Baa2 5,082,000
3,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB 2,287,650
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB)(4)
1/31 at 100.00 Baa2 5,840,400
1,054 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%,
1/15/46(4)
1/31 at 100.00 Baa2 1,231,156
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB 3,595,650
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB 1,930,898
6,095 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB)(4)
7/29 at 100.00 A2 6,814,393
8,505 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53
7/27 at 100.00 Baa2 9,390,285
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 487,669
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 98,212
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 293,627
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 468,724
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.000%,
5/15/44, (AMT), (UB)(4)
5/28 at 100.00 A+ 12,182,400
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
10,000 3.000%, 5/15/49, (AMT), (UB)(4) 5/29 at 100.00 A+ 10,493,000
13,800 4.000%, 5/15/49, (AMT), (UB)(4) 5/29 at 100.00 A+ 15,787,476
5,685 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/51, (AMT), (UB)(4)
11/31 at 100.00 N/R 6,654,406
3,670 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)(4)
6/31 at 100.00 N/R 4,291,111
3,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46, (UB)(4)
6/31 at 100.00 N/R 3,540,360

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation (continued)
$ 5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 4.000%, 7/01/44, (AMT), (UB)(4)
7/29 at 100.00 A- $ 5,724,550
2,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/46, (AMT), (UB), (WI/
DD, Settling 12/08/21)
7/31 at 100.00 N/R 2,915,125
7,590 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT), (UB)(4)
5/29 at 100.00 A 9,336,383
20,460 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB)(4)
5/29 at 100.00 A 23,311,510
1,290 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Tender Option Bond Trust Series 2015-
XF1032, 17.503%, 5/01/44, 144A, (IF)(4)
5/24 at 100.00 A 1,819,726
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB- 2,225,300
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
2,250 5.000%, 1/15/44 1/25 at 100.00 BBB 2,517,210
1,650 5.000%, 1/15/50 1/25 at 100.00 BBB 1,842,456
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 42,584
172,532 Total Transportation 190,848,736
U.S. Guaranteed - 4.0% (8)
3,000 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Episcopal Senior Communities, Refunding Series 2012A,
5.000%, 7/01/47, (Pre-refunded 7/01/22)
7/22 at 100.00 A- 3,084,270
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,871,753
1,030 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 17A, Series 2013B, 5.000%, 9/01/34, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,114,254
1,000 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 20 Series 2012B, 5.950%, 9/01/35, (Pre-refunded
9/01/22)
9/22 at 100.00 N/R 1,042,830
8,750 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25),
(UB)(4)
11/25 at 100.00 A 10,314,238
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
35 22.077%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF)(4) 10/24 at 100.00 N/R 56,819
California Health Facilities Financing Authority, Revenue
Bonds, Stanford Hospitals and Clinics, Tender Option
Bond Trust 2016-XG0049:
1,000 18.314%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF)(4) 8/22 at 100.00 AA- 1,135,990
250 18.319%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF)(4) 8/22 at 100.00 AA- 284,007
200 22.313%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF)(4) 8/22 at 100.00 AA- 233,988
200 22.325%, 8/15/51, (Pre-refunded 8/15/22), 144A, (IF)(4) 8/22 at 100.00 AA- 234,006
1,985 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,232,847
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 46,561
1,500 California Statewide Communities Development Authority, 4.000%,
5/15/46, (UB)(4)
5/31 at 100.00 AA 1,743,180

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
U.S. Guaranteed (continued)
$ 1,000 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 22.301%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF)(4)
11/24 at 100.00 AA $ 1,691,880
1,625 California Statewide Communities Development Authority, Revenue
Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%,
10/01/43, (Pre-refunded 10/01/24) - AGM Insured
10/24 at 100.00 A2 1,839,874
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32,
(Pre-refunded 10/01/22)
10/22 at 100.00 N/R 1,044,820
315 Chino Public Financing Authority, California, Revenue Bonds, Refunding
Series 2012, 5.000%, 9/01/38, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R 326,138
1,250 Dana Point, California, Special Tax Bonds, Community Facilities District
2006-1 Series 2014, 5.000%, 9/01/45, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R 1,351,100
8,285 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47, (Pre-
refunded 8/01/24), (UB)(4)
8/24 at 100.00 Aa3 9,099,995
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
2,245 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+ 2,600,631
2,755 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 N/R 3,189,353
2,000 5.000%, 6/01/45, (Pre-refunded 6/01/25), (UB)(4) 6/25 at 100.00 A+ 2,316,820
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 326,061
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 452,238
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 537,970
1,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 1,079,880
Inglewood Public Financing Authority, California, Lease
Revenue Bonds, Refunding Series 2012:
2,530 0.000%, 8/01/23, (Pre-refunded 8/01/22) 8/22 at 93.78 A2 2,368,814
1,600 0.000%, 8/01/25, (Pre-refunded 8/01/22) 8/22 at 82.01 A2 1,310,160
1,050 0.000%, 8/01/28, (Pre-refunded 8/01/22) 8/22 at 66.37 A2 695,793
2,430 0.000%, 8/01/33, (Pre-refunded 8/01/22) 8/22 at 45.44 A2 1,102,539
1,650 0.000%, 8/01/35, (Pre-refunded 8/01/22) 8/22 at 38.78 A2 638,946
335 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%,
9/01/37, (Pre-refunded 9/01/22)
9/22 at 100.00 N/R 346,973
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
160 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 174,877
4,050 State of California, 2.375%, 10/01/46, (UB)(4) 4/31 at 100.00 N/R 4,076,487
1,250 Stockton Public Financing Authority, California, Water Revenue Bonds,
Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 1,387,225
5,000 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39,
(Pre-refunded 3/01/24)
3/24 at 100.00 AA 5,525,250
64,045 Total U.S. Guaranteed 66,878,567
Utilities - 9.0%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
200 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 Baa3 207,464
5,000 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 Baa3 5,185,650
2,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 12/21 at 100.00 N/R 2,005,880
1,725 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB)(4)
8/31 at 100.00 AA 1,845,595

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
$ 500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 $ 563,545
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- 31,990
700 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 1.514%, 11/15/26 (3-Month
LIBOR*0.67% reference rate + 1.430% spread)(9)
No Opt. Call A- 726,614
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2017A:
7,565 5.000%, 7/01/42, (UB)(4) 1/27 at 100.00 AA- 9,069,452
25,000 5.000%, 7/01/47, (UB)(4) 1/27 at 100.00 AA- 29,889,500
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB)(4)
1/27 at 100.00 Aa2 2,271,860
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 3403. As of 6/4/2015
Converted to Trust 2015-XF2053, 22.033%, 7/01/44, 144A, (IF)(4)
7/24 at 100.00 Aa2 3,110,200
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 80,156
4,540 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 5,335,363
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
905 4.000%, 7/01/42, 144A, (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 1,003,346
500 4.000%, 7/01/47, 144A, (WI/DD, Settling 6/15/22) 7/32 at 100.00 N/R 547,890
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
950 5.000%, 7/01/24, 144A No Opt. Call N/R 1,051,441
8,660 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R 10,886,832
2,440 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 3,021,257
8,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 9,735,026
2,905 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 3,260,253
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40(5)
12/21 at 100.00 D 7,770,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30(5)
12/21 at 100.00 D 24,531
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,030 3.844%, 7/01/22(5) 6/21 at 100.00 N/R 956,612
1,000 3.957%, 7/01/22(5) 6/21 at 100.00 N/R 962,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29(5) 7/22 at 100.00 D 1,388,469
5,385 3.957%, 7/01/42(5) 7/22 at 100.00 D 5,304,225
2,925 3.961%, 7/01/42(5) 7/22 at 100.00 D 2,881,125
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/22(5)
No Opt. Call N/R 82,344
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32(5)
12/21 at 100.00 D 1,920,750
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,241,506
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24(5) 12/21 at 100.00 D 493,750
3,000 3.998%, 7/01/27(5) 12/21 at 100.00 D 2,962,500
1,020 3.978%, 7/01/31(5) 12/21 at 100.00 D 1,007,250
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 3.957%, 7/01/24(5) 12/21 at 100.00 D 132,975
200 3.941%, 7/01/27(5) 12/21 at 100.00 D 196,250

Investments in Derivatives
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
$ 1,445 3.926%, 7/01/25(5) 12/21 at 100.00 D $ 1,417,906
95 3.978%, 7/01/26(5) 12/21 at 100.00 D 93,813
1,000 3.978%, 7/01/35(5) 12/21 at 100.00 D 987,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
1,695 3.957%, 7/01/22(5) 12/21 at 100.00 D 1,669,575
165 3.957%, 7/01/22(5) 6/21 at 100.00 N/R 158,812
275 3.978%, 7/01/25(5) 12/21 at 100.00 D 271,563
1,000 3.978%, 7/01/26(5) 12/21 at 100.00 D 987,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30(5) 7/23 at 100.00 D 222,200
4,430 4.102%, 7/01/36(5) 7/23 at 100.00 D 4,463,225
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24(5) 12/21 at 100.00 D 904,706
1,000 3.978%, 7/01/33(5) 12/21 at 100.00 D 987,500
295 3.999%, 7/01/38(5) 12/21 at 100.00 D 292,050
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30(5)
12/21 at 100.00 D 2,308,600
2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Series 2010BBB, 3.990%, 7/01/28(5)
12/21 at 100.00 D 1,932,500
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,461,837
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,745,700
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2020A, 2.500%, 2/01/50, (UB)(4)
2/29 at 100.00 AA+ 5,052,400
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call BBB+ 1,262,030
720 5.000%, 11/01/33 No Opt. Call BBB+ 975,823
5,550 1.558%, 11/01/38 (3-Month LIBOR*0.67% reference rate + 1.470%
spread)(9)
No Opt. Call BBB+ 5,357,360
2,319 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
No Opt. Call N/R 2,328,012
115 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/22
12/21 at 100.00 Caa3 114,928
138,419 Total Utilities 152,149,641
$ 2,159,160 Total Municipal Bonds (cost $1,921,722,301) 2,073,704,389
Shares Description (1) Value
COMMON STOCKS - 0.1%
Airlines - 0.1%
94,060 American Airlines Group Inc(10),(11) 1,663,922
Total Common Stocks (cost $2,851,418) 1,663,922
Total Long-Term Investments (cost $1,924,573,719) 2,075,368,311
Floating Rate Obligations - (27.6)% (454,314,000)
Other Assets Less Liabilities - 1.7%(12) 26,757,239
Net Assets - 100% $ 1,647,811,550
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (63) 3/22 $ (7,602,985) $ (7,648,102) $ (45,117) $ (8,367)
U.S. Treasury 10-Year Note (527) 3/22 (68,241,443) (68,938,187) (696,744) (279,969)
Total $(75,844,428) $(76,586,289) $(741,861) $ (288,336)

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,070,945,876 $ 2,758,513 $ 2,073,704,389
Common Stocks 1,663,922 – – 1,663,922
Investments in Derivatives:
Futures Contracts* (741,861) – – (741,861)
Total
$ 922,061 $ 2,070,945,876 $ 2,758,513 $ 2,074,626,450
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the lowest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
MUNICIPAL BONDS - 99.2%
Consumer Staples - 1.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 430,229
25,520 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47
6/22 at 100.00 N/R 26,111,809
25,890 Total Consumer Staples 26,542,038
Education and Civic Organizations - 4.6%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/40
4/25 at 100.00 A2 5,659,250
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40
9/25 at 100.00 AA- 4,498,413
7,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2007, 5.000%, 3/15/39
No Opt. Call AAA 10,270,260
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,476,700
California Infrastructure and Economic Development
Bank, Revenue Bonds, The Walt Disney Family Museum,
Refunding Series 2016:
250 5.000%, 2/01/30 2/26 at 100.00 A+ 290,342
250 5.000%, 2/01/31 2/26 at 100.00 A+ 290,015
4,250 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
8/22 at 100.00 BB 4,319,530
1,125 California Municipal Finance Authority, Charter School Revenue Bonds,
Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43
6/22 at 102.00 N/R 1,177,571
California Municipal Finance Authority, Educational Facilities
Revenue Bonds, OCEAA Project, Series 2008A:
630 6.750%, 10/01/28 12/21 at 100.00 N/R 631,877
1,500 7.000%, 10/01/39 12/21 at 100.00 N/R 1,504,020
320 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 5.750%, 1/01/22, 144A
No Opt. Call N/R 320,490
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,280,954
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34
7/24 at 100.00 BBB- 1,363,051
1,040 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 1,173,765
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 515,665
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 445,153
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 541,775
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 419,801
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 N/R 312,021
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 571,515

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
$ 750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB $ 836,745
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 924,844
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52
7/25 at 101.00 BBB 5,914,765
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
2,000 6.900%, 7/01/43 7/23 at 100.00 BB+ 2,170,000
4,040 7.000%, 7/01/48 7/23 at 100.00 BB+ 4,386,349
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 3,097,718
California State University, Systemwide Revenue Bonds,
Series 2019A:
2,375 5.000%, 11/01/49 11/29 at 100.00 Aa2 3,024,206
6,070 5.000%, 11/01/51 11/29 at 100.00 Aa2 7,715,577
California State University, Systemwide Revenue Bonds,
Series 2020C:
7,505 3.000%, 11/01/40 11/30 at 100.00 Aa2 8,148,779
11,485 4.000%, 11/01/45 11/30 at 100.00 Aa2 13,527,263
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,299,142
14,740 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/48
5/28 at 100.00 AA 18,173,830
University of California, General Revenue Bonds, Series
2020BE:
4,600 5.000%, 5/15/41 5/30 at 100.00 AA 5,920,936
5,000 5.000%, 5/15/42 5/30 at 100.00 AA 6,420,400
101,725 Total Education and Civic Organizations 120,622,722
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 2,341
Health Care - 8.7%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
7,780 5.000%, 11/15/46 11/26 at 100.00 A1 9,229,336
10,065 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 12,299,329
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,500 5.000%, 11/15/35 11/27 at 100.00 A1 1,850,640
14,805 5.000%, 11/15/48 11/27 at 100.00 A1 18,091,562
15,640 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (WI/DD, Settling
12/01/21)
8/31 at 100.00 N/R 18,563,272
455 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32
11/25 at 100.00 Aa3 531,749
1,000 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29
11/22 at 100.00 BBB+ 1,038,670
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
3,000 5.000%, 8/15/42 8/27 at 100.00 BBB+ 3,576,960
3,000 5.000%, 8/15/47 8/27 at 100.00 BBB+ 3,558,870
46,160 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 53,337,880
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,456,022

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care (continued)
$ 830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- $ 925,292
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 2,038,306
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 298,870
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- 2,121,700
5,000 5.000%, 11/01/47 11/26 at 100.00 BBB- 5,698,200
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 11,943,001
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 2,331,420
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,891,475
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,295 5.250%, 12/01/34 12/24 at 100.00 BB 5,983,879
6,000 5.250%, 12/01/44 12/24 at 100.00 BB 6,769,080
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,400 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 2,757,480
5,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 5,728,600
9,250 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 10,647,305
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 10,301,676
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A+ 1,520,782
1,000 5.000%, 3/01/45 3/26 at 100.00 A+ 1,160,820
5,005 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A+ 6,061,405
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
100 5.000%, 8/15/46 8/26 at 100.00 A+ 117,754
235 5.000%, 8/15/51 8/26 at 100.00 A+ 275,427
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
377 5.750%, 7/01/24(4),(5) 12/21 at 100.00 N/R 330,256
434 5.750%, 7/01/30(4),(5) 12/21 at 100.00 N/R 379,714
28 5.750%, 7/01/35(4),(5) 12/21 at 100.00 N/R 24,729
408 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/22(4),(5)
12/21 at 100.00 N/R 357,378
3,390 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 A3 3,847,209
1,335 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2010, 6.375%, 12/01/25
12/21 at 100.00 B+ 1,338,872
4,500 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 4.000%, 11/01/39
11/26 at 100.00 BBB 4,971,555
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,932,055
187,963 Total Health Care 219,288,530

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily - 9.2%
$ 16,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R $ 17,565,667
8,310 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 8,510,603
12,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 13,340,040
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 2,036,697
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 567,756
3,375 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 3,743,685
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 23,341,989
11,479 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/332033 2033
No Opt. Call BBB+ 13,241,886
12,767 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 14,583,526
1,567 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,885,143
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 184,395
455 5.250%, 8/15/49 8/24 at 100.00 A- 491,118
1,580 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47
8/22 at 100.00 A- 1,619,342
1,000 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47
8/22 at 100.00 N/R 1,030,900
3,415 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
12/21 at 100.00 N/R 3,419,747
15,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 16,299,434
2,900 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,626,124
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 932,770
8,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 7,590,102
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,276,398
2,315 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 2,442,047
19,715 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 20,544,804
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 16,499,926
6,440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 5,953,265

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
$ 4,355 3.375%, 7/01/43, 144A, (WI/DD, Settling 12/01/21) 7/32 at 100.00 N/R $ 4,372,246
820 3.250%, 7/01/56, 144A, (WI/DD, Settling 12/01/21) 7/32 at 100.00 N/R 775,900
15,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 16,465,022
2,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 2,345,804
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 400,562
9,595 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 8,828,359
6,300 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 6,535,179
3,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,320,475
440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 496,373
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 5,985,100
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 2,137,275
2,645 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 N/R 2,435,225
995 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 1,079,087
220 San Jose, California, Multifamily Housing Senior Lien Revenue Bonds,
Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 - AMBAC
Insured, (AMT)
12/21 at 100.00 N/R 220,466
223,839 Total Housing/Multifamily 235,124,437
Industrials - 0.9%
18,635 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/1/2031)
5/31 at 100.63 A1 22,583,756
Long-Term Care - 0.1%
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA 1,450,771
Tax Obligation/General - 16.4%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 959,450
4,475 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Election 2014 Series 2019C, 3.000%, 8/01/42
8/27 at 100.00 AA 4,767,486
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,331,080
2,585 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40
8/27 at 100.00 AAA 2,763,236
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42(6)
5/40 at 100.00 Aa3 5,438,994

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 3,565 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 9/01/32
9/26 at 100.00 Aa2 $ 4,288,945
10,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 12/01/36
12/30 at 100.00 Aa2 13,259,400
1,205 California State, General Obligation Bonds, Various Purpose Refunding
Series 2014, 5.000%, 8/01/33
8/24 at 100.00 Aa2 1,346,925
21,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 24,769,846
6,725 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/34
9/26 at 100.00 Aa2 8,073,228
California State, General Obligation Bonds, Various Purpose
Series 2013:
5,860 5.000%, 2/01/38 2/23 at 100.00 Aa2 6,169,642
1,430 5.000%, 2/01/43 2/23 at 100.00 Aa2 1,505,218
California State, General Obligation Bonds, Various Purpose
Series 2014:
1,940 5.000%, 10/01/37 10/24 at 100.00 Aa2 2,178,368
2,470 5.000%, 5/01/44 5/24 at 100.00 Aa2 2,718,161
California State, General Obligation Bonds, Various Purpose
Series 2015:
3,000 5.000%, 3/01/45 3/25 at 100.00 Aa2 3,383,460
3,000 5.000%, 8/01/45 8/25 at 100.00 Aa2 3,432,690
4,375 California State, General Obligation Bonds, Various Purpose Series 2016,
5.000%, 9/01/46
9/26 at 100.00 Aa2 5,180,087
7,200 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 8,502,048
18,340 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 21,414,334
5,230 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 6,458,841
California State, General Obligation Bonds, Various Purpose
Series 2019:
3,725 5.000%, 4/01/30 4/29 at 100.00 Aa2 4,771,650
6,580 5.000%, 4/01/32 4/29 at 100.00 Aa2 8,395,488
5,000 5.000%, 4/01/33 4/29 at 100.00 Aa2 6,369,250
5,000 5.000%, 4/01/45 4/29 at 100.00 Aa2 6,266,050
5,895 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 3/01/50
3/30 at 100.00 Aa2 6,934,112
2,880 Claremont Unified School District, Los Angeles County, California, General
Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48
8/28 at 100.00 Aa2 3,524,486
2,500 Coast Community College District, Orange County, California, General
Obligation Bonds, Election of 2012, Series 2019F, 3.000%, 8/01/38
2/29 at 100.00 AA+ 2,741,850
19,500 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 Aa2 22,755,330
Golden West Schools Financing Authority, California,
General Obligation Revenue Refunding Bonds, School
District Program, Series 1999A:
320 5.800%, 8/01/22 - NPFG Insured No Opt. Call Baa2 331,494
345 5.800%, 8/01/23 - NPFG Insured No Opt. Call Baa2 375,367
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 7,962,360
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
12/21 at 100.00 Aa2 30,131
5,000 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%,
7/01/38
1/28 at 100.00 AA+ 6,148,150
12,500 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/39
7/30 at 100.00 AA+ 14,991,500

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 100 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 -
FGIC Insured
No Opt. Call Aa2 $ 103,399
10,050 Manhattan Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Measure EE Series 2018A,
4.000%, 9/01/46
9/28 at 100.00 Aa1 11,665,739
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2018, Series 2019A:
9,300 5.000%, 8/01/44 8/29 at 100.00 Aa1 11,805,792
2,600 4.000%, 8/01/49 8/29 at 100.00 Aa1 3,063,346
4,000 Ontario-Montclair School District, San Bernardino County, California,
General Obligation Bonds, Election of 2016, Series 2019B, 4.000%,
8/01/48
8/27 at 100.00 Aa2 4,573,000
2,745 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2017D, 4.000%,
8/01/46
8/27 at 100.00 AA 3,123,206
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45(6)
2/33 at 100.00 Aa3 12,901,176
7,000 Pittsburg Unified School District Financing Authority, Contra Costa County,
California,  General Obligation Bonds, Pittsburg Unified School District
Bond Program, Series 2019, 5.000%, 9/01/47 - AGM Insured
9/28 at 100.00 AA 8,606,010
7,345 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Election of 2014, Series 2018C, 5.000%, 8/01/47
8/26 at 100.00 AAA 8,589,170
5,000 Redwood City School District, San Mateo County, California, General
Obligation Bonds, Election 2015 Series 2018, 5.250%, 8/01/44
8/28 at 100.00 AAA 6,225,900
1,935 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/42
8/27 at 100.00 Aa3 2,397,233
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41
8/26 at 100.00 AAA 2,367,700
12,695 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%,
8/01/47
8/27 at 100.00 Aaa 15,334,417
11,720 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 N/R 13,611,842
San Jose, California, General Obligation Bonds, Disaster
Preparedness, Public Safety & Infrastructure, Series
2019A-1:
10,000 5.000%, 9/01/45 3/29 at 100.00 AAA 12,520,400
15,820 5.000%, 9/01/47 3/29 at 100.00 AAA 19,803,951
15,400 5.000%, 9/01/49 3/29 at 100.00 AAA 19,271,714
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39(6)
8/28 at 100.00 AA 1,531,024
10,280 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 12,896,157
5,000 Santa Monica Community College District, Los Angeles County, California,
General Obligation Bonds, 2016 Election Series 2018A, 5.000%,
8/01/43
8/28 at 100.00 AA+ 6,189,200
1,740 Sonoma County Junior College District, California, General Obligation
Bonds, Election 2014 Series 2019B, 3.000%, 8/01/41
8/29 at 100.00 AA 1,882,628
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,741,774
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
8/26 at 100.00 AA 2,439,020
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 725,644
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,260,193
5,100 Whittier City School District, Los Angeles County, California, General
Obligation Bonds, 2012 Election Series 2018C, 5.250%, 8/01/46
8/27 at 100.00 Aa3 6,321,450

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42(6)
No Opt. Call Aa2 $ 3,642,030
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32
8/25 at 100.00 Aa2 1,971,184
352,170 Total Tax Obligation/General 420,102,956
Tax Obligation/Limited - 10.1%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,125,385
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
12/21 at 100.00 N/R 1,665,973
1,630 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
12/21 at 100.00 AA 1,635,591
2,725 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 1,878,043
California Infrastructure and Economic Development
Bank, Lease Revenue Bonds, California State Teachers?
Retirement System Headquarters Expansion, Green Bond-
Climate Bond Certified Series 2019:
1,800 5.000%, 8/01/33 8/29 at 100.00 AA 2,292,048
650 5.000%, 8/01/34 8/29 at 100.00 AA 826,767
2,395 5.000%, 8/01/36 8/29 at 100.00 AA 3,038,920
1,100 5.000%, 8/01/37 8/29 at 100.00 AA 1,392,952
2,500 5.000%, 8/01/44 8/29 at 100.00 AA 3,117,800
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
12/21 at 100.00 AA+ 1,967,820
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,228,500
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 5,753,703
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,921,022
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 4,287,071
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,235,540
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,055,080
705 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
12/21 at 100.00 N/R 705,078
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 2,080,513
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,348,657
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,647,726
660 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Housing Second Lien Series
2010A, 5.500%, 8/01/30
12/21 at 100.00 N/R 662,218
1,425 Compton Community Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B,
5.000%, 8/01/25
12/21 at 100.00 N/R 1,429,760
3,200 Dublin, California, Special Tax Bonds, Community Facilities District 2015-1
Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 N/R 3,740,096
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,736,160

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
$ 7,500 5.000%, 11/15/28 11/25 at 100.00 BB $ 8,598,975
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 7,279,931
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 4,204,557
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R 1,068,700
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,236,202
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 551,555
750 5.000%, 9/01/44 9/24 at 100.00 N/R 827,093
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R 3,555,128
150 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/23
No Opt. Call A+ 161,672
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 863,296
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,819,082
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
1,000 6.000%, 9/01/38 9/23 at 100.00 N/R 1,074,100
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,878,415
985 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
12/21 at 100.00 AA 988,605
765 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
12/21 at 100.00 AA 767,800
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,124,140
1,800 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate
Green Series 2020A, 4.000%, 6/01/35
6/30 at 100.00 AA 2,197,296
1,875 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 AAA 2,223,956
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior
Lien Series 2017A:
15,075 5.000%, 7/01/39 7/27 at 100.00 AAA 18,402,203
5,075 5.000%, 7/01/42 7/27 at 100.00 AAA 6,170,439
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2019E-1:
8,000 5.000%, 12/01/44 12/29 at 100.00 AA+ 10,154,240
3,495 5.000%, 12/01/49 12/29 at 100.00 AA+ 4,435,644
Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A:
435 5.000%, 9/01/23 No Opt. Call N/R 464,036
760 5.000%, 9/01/33 - BAM Insured 9/25 at 100.00 AA 873,635
1,600 5.000%, 9/01/35 - BAM Insured 9/25 at 100.00 AA 1,834,912
115 5.000%, 9/01/36 - BAM Insured 9/25 at 100.00 AA 131,682
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,615,137
595 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 669,250

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
$ 3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA $ 3,755,765
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,714,740
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 287,454
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
2,645 5.250%, 9/01/30 9/23 at 100.00 N/R 2,826,077
2,360 5.750%, 9/01/39 9/23 at 100.00 N/R 2,528,268
385 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 413,278
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 5,196,811
71,915 0.000%, 7/01/46 7/28 at 41.38 N/R 24,048,376
22,681 5.000%, 7/01/58 7/28 at 100.00 N/R 26,038,922
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ 1,785,728
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 3,124,100
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,677,704
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 N/R 1,135,970
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,133,280
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,131,970
6,960 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 AA 8,176,678
Sacramento Area Flood Control Agency, California,
Consolidated Capital Assessment District 2 Bonds, Series
2020:
2,445 4.000%, 10/01/39 10/30 at 100.00 AA 2,945,614
2,000 4.000%, 10/01/47 10/30 at 100.00 AA 2,377,180
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 224,732
2,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44
7/27 at 100.00 AA+ 2,114,280
410 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 440,258
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
12/21 at 100.00 AA 1,961,999
180 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
12/21 at 100.00 N/R 180,864
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,530,489
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 118,225
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 3,911,326

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Tustin, California, Special Tax Bonds, Community Facilities
District 06-1 Tustin Legacy/Columbus Villages, Refunding
Series 2015A:
$ 1,000 5.000%, 9/01/34 9/25 at 100.00 A- $ 1,150,820
1,715 5.000%, 9/01/35 9/25 at 100.00 A- 1,971,581
395 5.000%, 9/01/37 9/25 at 100.00 A- 453,547
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 56,300
100 5.000%, 9/01/45 9/25 at 100.00 N/R 112,010
25 Vernon Redevelopment Agency, California, Tax Allocation Bonds,
Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 - NPFG
Insured
12/21 at 100.00 Baa2 25,532
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 12/21 at 100.00 AA 7,629,792
7,920 6.125%, 9/01/37 12/21 at 100.00 AA 7,951,997
283,441 Total Tax Obligation/Limited 261,075,771
Transportation - 13.4%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series  2016B:
2,000 5.000%, 10/01/34 10/26 at 100.00 BBB+ 2,355,600
2,570 5.000%, 10/01/37 10/26 at 100.00 BBB+ 3,017,360
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 58,229
8,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44
4/29 at 100.00 AA- 9,983,680
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
6,750 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB- 8,058,015
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 9,575,604
4,075 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 4,854,914
2,120 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 2,423,944
Long Beach, California, Harbor Revenue Bonds, Series
2015D:
1,000 5.000%, 5/15/33 5/25 at 100.00 AA 1,144,370
2,785 5.000%, 5/15/34 5/25 at 100.00 AA 3,185,037
5,120 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 6,442,650
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Private Activity/
AMT Subordinate Series 2019A:
1,700 5.000%, 5/15/36, (AMT) 5/29 at 100.00 Aa3 2,123,181
4,800 5.000%, 5/15/37, (AMT) 5/29 at 100.00 Aa3 5,983,200
1,325 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/32, (AMT)
5/28 at 100.00 Aa2 1,631,274
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015A, 4.750%,
5/15/40, (AMT)
5/25 at 100.00 Aa2 11,213,100
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 Aa2 3,557,723

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015E:
$ 250 5.000%, 5/15/32 5/25 at 100.00 Aa2 $ 286,555
600 5.000%, 5/15/33 5/25 at 100.00 Aa2 687,732
1,305 5.000%, 5/15/35 5/25 at 100.00 Aa2 1,493,403
355 5.000%, 5/15/41 5/25 at 100.00 Aa2 406,251
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 5.000%,
5/15/40, (AMT)
5/30 at 100.00 Aa2 12,617,700
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 Aa3 2,638,643
15,650 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/47, (AMT)
5/27 at 100.00 Aa3 18,723,504
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018A:
10,800 5.000%, 5/15/44, (AMT) 5/28 at 100.00 Aa3 13,156,992
6,995 5.250%, 5/15/48, (AMT) 5/28 at 100.00 Aa3 8,601,052
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 Aa3 2,362,151
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 Aa3 2,192,166
12,665 5.000%, 5/15/44, (AMT) 11/27 at 100.00 Aa3 15,376,957
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
3,585 5.000%, 5/15/32, (AMT) 11/28 at 100.00 Aa3 4,461,640
1,025 5.000%, 5/15/34, (AMT) 11/28 at 100.00 Aa3 1,277,170
2,000 5.000%, 5/15/35, (AMT) 11/28 at 100.00 Aa3 2,493,000
2,500 5.000%, 5/15/36, (AMT) 11/28 at 100.00 Aa3 3,120,100
2,765 5.000%, 5/15/39, (AMT) 11/28 at 100.00 Aa3 3,433,854
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
5,675 5.000%, 5/15/34, (AMT) 5/29 at 100.00 Aa3 7,111,853
5,000 5.000%, 5/15/36, (AMT) 5/29 at 100.00 Aa3 6,244,650
4,125 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/40
6/31 at 100.00 N/R 4,935,068
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Refunding Subordinate Series
2019A:
4,500 5.000%, 7/01/44 7/29 at 100.00 A+ 5,586,165
3,500 5.000%, 7/01/49 7/29 at 100.00 A+ 4,319,070
5,340 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 6,534,344
2,300 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 2,771,293
6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A1 7,651,670
13,070 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A1 15,305,362

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation (continued)
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2017A:
$ 10,000 5.250%, 5/01/42, (AMT) 5/27 at 100.00 A1 $ 12,121,700
10,955 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+ 13,091,554
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
5,000 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A1 6,048,200
5,000 5.250%, 5/01/48, (AMT) 5/28 at 100.00 A1 6,124,250
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48
5/28 at 100.00 A1 6,144,200
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
12,500 5.000%, 5/01/44, (AMT) 5/29 at 100.00 A1 15,376,125
10,000 5.000%, 5/01/49, (AMT) 5/29 at 100.00 A1 12,252,800
9,300 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/50,
(AMT)
5/29 at 100.00 A1 11,392,872
12,285 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Green Series 2021C, 5.000%, 3/01/51
3/31 at 100.00 Aa2 15,833,645
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Junior Lien Series 2014B:
4,000 5.250%, 1/15/44 1/25 at 100.00 BBB+ 4,458,600
6,000 5.250%, 1/15/49 1/25 at 100.00 BBB+ 6,675,900
280,560 Total Transportation 338,916,072
U.S. Guaranteed - 7.1% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 10,291,852
2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 2,839,625
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 6,525,050
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 12,783,761
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,657,050
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 46,561
California State Public Works Board, Lease Revenue Bonds,
California State University, Various University Projects,
Series 2012D:
3,000 5.000%, 9/01/33, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ 3,108,780
4,000 5.000%, 9/01/34, (Pre-refunded 9/01/22) 9/22 at 100.00 A+ 4,145,040
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA 667,020
Fontana Unified School District, San Bernardino County,
California, General Obligation Bonds, Refunding Series
2012:
11,200 0.000%, 8/01/40, (Pre-refunded 8/01/22) 8/22 at 36.36 Aa3 4,067,392
19,700 0.000%, 8/01/41, (Pre-refunded 8/01/22) 8/22 at 34.18 Aa3 6,725,974

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
U.S. Guaranteed (continued)
$ 3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ $ 4,230,047
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 9,289,941
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 9,417,731
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 24,415,050
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 AA- 19,936,236
22,330 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 25,867,295
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,215,919
6,470 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 AA+ 6,958,679
Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, Series 2013A:
3,500 5.750%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A 3,782,240
8,250 5.750%, 6/01/48, (Pre-refunded 6/01/23) 6/23 at 100.00 A 8,915,280
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,415,500
5,000 San Bernardino Community College District, California, General
Obligation Bonds, Election 2018 Series 2019A, 4.000%, 8/01/49, (Pre-
refunded 8/16/27)
8/27 at 100.00 Aa1 5,966,000
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,292,080
1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 1,569,208
178,900 Total U.S. Guaranteed 180,129,311
Utilities - 27.7%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
8,500 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 BBB 8,817,220
21,560 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 BBB 22,360,523
3,565 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 4,296,467
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/1/2023)
No Opt. Call A- 2,873,613
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/1/2023)
No Opt. Call A- 11,207,089
155 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
12/21 at 100.00 AA 155,632
275 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
12/21 at 100.00 Baa2 276,177
9,315 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/49
10/29 at 100.00 AA+ 11,811,979
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
8,750 5.000%, 6/01/42 6/27 at 100.00 AAA 10,695,562
8,300 5.000%, 6/01/45 6/27 at 100.00 AAA 10,130,565

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
$ 15,265 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/44
6/29 at 100.00 AAA $ 19,417,996
5,695 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Refunding Series 2015A,
5.000%, 6/01/37
6/25 at 100.00 AAA 6,547,826
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AA+ 1,714,965
6,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 7,064,460
4,000 Livermore Valley Water Financing Authority, California, Water Revenue
Bonds, Series 2018A, 5.000%, 7/01/47
7/27 at 100.00 AA+ 4,844,040
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,203,251
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2016A:
3,300 5.000%, 7/01/40 1/26 at 100.00 Aa2 3,853,377
6,445 5.000%, 7/01/46 1/26 at 100.00 Aa2 7,477,876
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,872,550
29,905 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 35,852,207
40,800 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 Aa2 49,557,312
7,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 8,607,410
15,435 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018D, 5.000%, 7/01/38
7/28 at 100.00 Aa2 19,260,565
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2019A:
8,000 5.000%, 7/01/45 1/29 at 100.00 Aa2 9,984,400
9,555 5.000%, 7/01/49 1/29 at 100.00 Aa2 11,882,789
5,000 5.250%, 7/01/49 1/29 at 100.00 Aa2 6,321,400
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019C, 5.000%, 7/01/49
7/29 at 100.00 AA- 6,299,750
7,010 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 Aa2 8,978,408
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2021B:
9,500 5.000%, 7/01/48 1/31 at 100.00 Aa2 12,272,575
7,545 5.000%, 7/01/51 1/31 at 100.00 Aa2 9,717,507
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Refunding Series 2016B:
3,460 5.000%, 7/01/33 1/26 at 100.00 AA+ 4,064,566
4,955 5.000%, 7/01/35 1/26 at 100.00 AA+ 5,812,066
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
10,545 5.000%, 7/01/44 1/27 at 100.00 AA+ 12,671,083
5,000 5.250%, 7/01/44 1/27 at 100.00 AA+ 6,108,950
3,445 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 4,262,809
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020A:
4,750 5.000%, 7/01/41 7/30 at 100.00 Aa2 6,182,505
28,605 5.000%, 7/01/50 7/30 at 100.00 Aa2 36,743,409
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
5,000 5.000%, 7/01/37 7/30 at 100.00 Aa2 6,557,750
7,000 5.000%, 7/01/40 7/30 at 100.00 Aa2 9,131,500
9,990 5.000%, 7/01/41 7/30 at 100.00 Aa2 13,002,784
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/49
1/31 at 100.00 Aa2 6,472,100

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
$ 10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ $ 11,422,800
Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A:
10,000 5.000%, 6/01/43 6/28 at 100.00 AA 12,349,600
1,300 5.000%, 6/01/48 6/28 at 100.00 AA 1,595,750
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Green Series 2015A:
5,000 5.000%, 6/01/31 6/25 at 100.00 AA+ 5,773,200
5,000 5.000%, 6/01/32 6/25 at 100.00 AA+ 5,767,550
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,771,236
Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Series 2020C:
2,600 5.000%, 7/01/38 7/30 at 100.00 AAA 3,411,434
5,000 5.000%, 7/01/39 7/30 at 100.00 AAA 6,538,100
Metropolitan Water District of Southern California, Water
Revenue Bonds, Series 2020A:
4,550 5.000%, 10/01/45 10/29 at 100.00 AAA 5,815,446
24,365 5.000%, 10/01/49 10/29 at 100.00 AAA 31,041,497
Metropolitan Water District of Southern California, Water
Revenue Bonds, Series 2021A:
21,500 5.000%, 10/01/46 4/31 at 100.00 AAA 28,145,435
11,620 5.000%, 10/01/51 4/31 at 100.00 AAA 15,133,307
5,000 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 AAA 5,372,300
500 Northern California Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2018A, 4.000%, 7/01/49, (Mandatory Put
7/1/2024)
4/24 at 100.24 A2 542,105
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 283,820
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
2,550 5.000%, 7/01/25, 144A No Opt. Call N/R 2,902,053
655 5.000%, 7/01/28, 144A No Opt. Call N/R 794,698
2,395 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 2,965,537
5,715 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 6,488,125
2,180 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 2,446,592
5,645 Riverside, California, Electric Revenue Bonds, Refunding Series 2019A,
5.000%, 10/01/48
4/29 at 100.00 AA- 7,027,969
Sacramento County Sanitation Districts Financing Authority,
California, Revenue Bonds, Sacramento Regional County
Sanitation District, Series 2020A:
16,520 5.000%, 12/01/45 12/30 at 100.00 AA 21,468,070
7,500 5.000%, 12/01/50 12/30 at 100.00 AA 9,694,275
17,885 Sacremento Municipal Utility District, California, Electric Revenue Bonds,
Series 2020H, 5.000%, 8/15/50
8/30 at 100.00 AA 22,990,631
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
7,330 5.000%, 8/01/32 8/26 at 100.00 Aa3 8,758,984
12,735 5.000%, 8/01/39 8/26 at 100.00 Aa3 15,101,927
San Francisco City and County Public Utilities Commission,
California, Water Revenue Bonds, WSIP Green Series
2020A:
6,640 5.000%, 11/01/45 11/30 at 100.00 Aa2 8,611,482
5,020 5.000%, 11/01/50 11/30 at 100.00 Aa2 6,475,951
2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa1 3,263,578
3,000 Upper Santa Clara Valley Joint Powers Authority, California, Revenue
Bonds, Series 2020A, 4.000%, 8/01/45
8/25 at 100.00 AA 3,334,530

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
Western Municipal Water District Facilities Authority,
California, Water Revenue Bonds, Series 2020A:
$ 2,900 5.000%, 10/01/39 10/30 at 100.00 AAA $ 3,816,719
2,500 5.000%, 10/01/40 10/30 at 100.00 AAA 3,277,325
567,760 Total Utilities 695,747,039
$ 2,222,165 Total Long-Term Investments (cost $2,348,804,474) 2,521,585,744
Other Assets Less Liabilities - 0.8% 20,824,362
Net Assets - 100% $ 2,542,410,106
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,520,493,667 $ 1,092,077 $ 2,521,585,744
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment values at a fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.1%
MUNICIPAL BONDS - 99.1%
Consumer Staples - 0.5%
$ 1,500 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 1,546,635
Education and Civic Organizations - 13.6%
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Brunswick School, Series 2012C:
1,000 5.000%, 7/01/31 7/22 at 100.00 A+ 1,024,490
500 5.000%, 7/01/32 7/22 at 100.00 A+ 512,155
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380 4.000%, 7/01/39 7/30 at 100.00 Aa2 453,720
1,100 4.000%, 7/01/42 7/30 at 100.00 Aa2 1,304,930
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A- 2,206,374
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2020T, 4.000%, 7/01/55
7/30 at 100.00 A- 1,722,315
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Greenwich Academy, Series 2021G:
1,500 4.000%, 3/01/41 3/31 at 100.00 A1 1,788,690
1,000 4.000%, 3/01/46 3/31 at 100.00 A1 1,179,470
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,697,484
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 2,032,345
4,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 5,207,019
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 4.000%, 7/01/45
7/30 at 100.00 A 1,263,405
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 857,285
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 2,374,490
3,300 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 3,878,490
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
3,000 4.000%, 6/01/46 12/31 at 100.00 A+ 3,584,250
2,500 4.000%, 6/01/51 12/31 at 100.00 A+ 2,970,200
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1:
2,000 5.000%, 7/01/37 7/28 at 100.00 BBB- 2,374,620
250 5.000%, 7/01/38 7/28 at 100.00 BBB- 296,415
35,270 Total Education and Civic Organizations 40,728,147
Health Care - 16.1%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ 5,239,998
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 842,931
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700 4.000%, 7/01/38 1/30 at 100.00 A+ 3,163,212
1,685 4.000%, 7/01/40 1/30 at 100.00 A+ 1,964,407
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 N/R 3,527,400
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ 553,615

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care (continued)
$ 1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 $ 2,271,068
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,235 4.000%, 7/01/36 7/29 at 100.00 A- 2,598,746
2,885 4.000%, 7/01/41 7/29 at 100.00 A- 3,324,501
6,020 4.000%, 7/01/49 7/29 at 100.00 A- 6,823,550
4,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2012J, 5.000%, 7/01/42
7/22 at 100.00 BBB+ 4,109,480
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 2,072,934
200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/29
No Opt. Call BBB+ 240,424
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 AA- 2,769,099
1,495 5.000%, 12/01/45 6/26 at 100.00 AA- 1,755,848
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,667,816
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,799,140
830 5.000%, 7/01/34 7/24 at 100.00 AA- 921,259
41,995 Total Health Care 47,645,428
Housing/Multifamily - 0.7%
2,110 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 2,216,471
Housing/Single Family - 1.1%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 1,417,464
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,534,712
230 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 223,698
3,230 Total Housing/Single Family 3,175,874
Long-Term Care - 2.1%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,180,707
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 1,327,224
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,102,230
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 218,932
650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 721,708
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 N/R 816,067
1,250 4.000%, 7/01/51 7/28 at 103.00 N/R 1,377,175
6,130 Total Long-Term Care 6,744,043
Tax Obligation/General - 25.3%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA 664,032
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,106,060
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,177,198

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA $ 2,344,060
Bridgeport, Connecticut, General Obligation Bonds, Series
2021A:
765 4.000%, 8/01/41 8/31 at 100.00 A 901,200
375 4.000%, 8/01/46 8/31 at 100.00 A 436,069
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 Aa3 2,901,949
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 Aa3 1,008,710
1,000 2.550%, 6/15/46 6/31 at 100.00 Aa3 1,009,590
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 Aa3 1,007,500
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 Aa3 2,636,256
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 Aa3 3,381,630
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 Aa3 2,764,202
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 Aa3 1,207,040
3,270 5.000%, 4/15/35 4/27 at 100.00 Aa3 3,946,138
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 Aa3 1,867,855
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 Aa3 1,646,538
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 Aa3 1,446,941
1,450 4.000%, 4/15/37, (UB)(4) 4/29 at 100.00 Aa3 1,713,900
650 5.000%, 4/15/39, (UB)(4) 4/29 at 100.00 Aa3 813,605
Connecticut State, General Obligation Bonds, Series 2020A:
2,000 4.000%, 1/15/37 1/30 at 100.00 Aa3 2,378,720
2,250 5.000%, 1/15/40 1/30 at 100.00 Aa3 2,856,352
750 Connecticut State, General Obligation Bonds, Series 2020C, 5.000%,
6/01/40
6/30 at 100.00 Aa3 960,967
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 Aa3 2,190,940
1,485 Connecticut State, General Obligation Bonds, Social Series 2021B,
5.000%, 6/01/41
6/31 at 100.00 Aa3 1,937,702
East Haddam, Connecticut, General Obligation Bonds,
Series 2020A:
300 3.000%, 12/01/37 12/28 at 100.00 AA+ 329,940
250 3.000%, 12/01/40 12/28 at 100.00 AA+ 272,787
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
880 3.000%, 7/15/38 7/28 at 100.00 AA 958,989
500 3.000%, 7/15/39 7/28 at 100.00 AA 543,995
325 3.000%, 7/15/40 7/28 at 100.00 AA 353,106
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 554,985
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Refunding Series 2019C:
925 4.000%, 7/15/38 7/29 at 100.00 AA 1,096,976
1,000 4.000%, 7/15/40 7/29 at 100.00 AA 1,181,970
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,281,144
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 7/15/38 7/29 at 100.00 AA 1,185,920
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,272,563

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2021A:
$ 2,500 4.000%, 9/01/40 9/31 at 100.00 AA $ 3,035,225
2,500 4.000%, 9/01/41 9/31 at 100.00 AA 3,027,500
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA 1,171,530
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA 910,943
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,854,965
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 571,530
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 544,204
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 1,230,398
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,665,705
Stratford, Connecticut, General Obligation Bonds, Series
2020A:
365 4.000%, 7/01/38 - BAM Insured 7/30 at 100.00 AA 432,817
330 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 389,869
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 638,949
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 558,167
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 879,811
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 637,862
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 637,212
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
8/22 at 100.00 AA 2,061,100
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 869,152
64,795 Total Tax Obligation/General 75,454,468
Tax Obligation/Limited - 17.5%
Connecticut Higher Education Supplemental Loan Authority,
Revenue Bonds, CHELSA Loan Program, Series 2021B:
750 5.000%, 11/15/27, (AMT) No Opt. Call Aa3 910,380
545 5.000%, 11/15/28, (AMT) No Opt. Call Aa3 673,996
560 5.000%, 11/15/29, (AMT) No Opt. Call Aa3 702,906
500 5.000%, 11/15/30, (AMT) No Opt. Call Aa3 636,505
2,000 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 2,074,820
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA- 2,700,025
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA- 1,601,878
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA- 1,193,240
3,500 5.000%, 9/01/33 9/26 at 100.00 AA- 4,174,555
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA- 2,453,220
2,000 5.000%, 1/01/38 1/28 at 100.00 AA- 2,452,660
100 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39
5/30 at 100.00 AA- 119,134
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A:
5,000 4.000%, 5/01/40 5/31 at 100.00 AA- 6,031,700
1,445 5.000%, 5/01/41 5/31 at 100.00 AA- 1,881,896

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
$ 500 Great Pond Improvement District, Connecticut, Special Obligaiton
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R $ 530,740
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 3,117,610
1,900 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 2,150,021
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,950 4.550%, 7/01/40 7/28 at 100.00 N/R 3,350,993
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 621,984
1,300 4.750%, 7/01/53 7/28 at 100.00 N/R 1,473,303
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 104,317
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 Aa3 2,675,625
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 Aa3 810,248
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 Aa3 1,797,225
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 Aa3 3,575,490
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 Aa3 1,247,460
1,000 4.000%, 11/01/38 11/28 at 100.00 Aa3 1,163,810
2,210 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/38
2/30 at 100.00 Aa3 2,811,319
46,660 Total Tax Obligation/Limited 53,037,060
Transportation - 3.1%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 1,678,995
6,250 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 7,530,062
7,750 Total Transportation 9,209,057
U.S. Guaranteed - 9.0% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 Aa3 1,111,666
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 1,019,350
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 562,770
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,125,540
Hartford County Metropolitan District, Connecticut, Clean
Water Project Revenue Bonds, Refunding Green Bond
Series 2014A:
2,250 5.000%, 11/01/35, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 2,549,430
4,885 5.000%, 11/01/42, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 5,535,096
2,500 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Series 2013A, 5.000%, 4/01/39, (Pre-refunded 4/01/22)
4/22 at 100.00 Aa2 2,540,150

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
U.S. Guaranteed (continued)
New Haven, Connecticut, General Obligation Bonds, Series
2014A:
$ 810 5.000%, 8/01/30, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA $ 909,079
700 5.000%, 8/01/31, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 785,624
850 5.000%, 8/01/32, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 953,972
850 5.000%, 8/01/34, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 953,972
South Central Connecticut Regional Water Authority Water
System Revenue Bonds, Thirtieth Series 2014A:
1,010 5.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,134,977
1,055 5.000%, 8/01/44, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,185,546
500 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38, (Pre-
refunded 8/01/22)
8/22 at 100.00 AA- 516,060
2,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30, (Pre-
refunded 8/01/22) - FGIC Insured
8/22 at 100.00 AA- 2,064,240
600 Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%,
12/15/34, (Pre-refunded 12/15/22)
12/22 at 100.00 AA- 629,778
3,000 Waterbury, Connecticut, General Obligation Bonds, Series 2012A,
5.000%, 8/01/30, (Pre-refunded 8/01/22)
8/22 at 100.00 AA- 3,096,360
24,510 Total U.S. Guaranteed 26,673,610
Utilities - 10.1%
415 Connecticut Municipal Electric Energy Cooperative, Power Supply System
Revenue Bonds, Series 2013A, 5.000%, 1/01/38
1/23 at 100.00 Aa3 434,244
3,170 Connecticut Transmission Municipal Electric Energy Cooperative,
Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42
1/22 at 100.00 Aa3 3,182,300
Connecticut, State Revolving Fund General Revenue Bonds,
Green Series 2019A:
1,700 4.000%, 2/01/38 2/29 at 100.00 AAA 2,017,203
2,000 5.000%, 2/01/39 2/29 at 100.00 AAA 2,524,260
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
12/21 at 100.00 AA+ 60,241
2,040 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,361,973
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 361,588
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,099,720
1,500 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Series 2020A, 5.000%, 10/01/45
10/30 at 100.00 Aa2 1,911,465
Mattabassett District Cromwell, Connecticut, Revenue
Bonds, Refunding Series 2021:
700 4.000%, 8/01/32 - BAM Insured 8/31 at 100.00 AA 854,441
1,580 4.000%, 8/01/33 - BAM Insured 8/31 at 100.00 AA 1,924,819
2,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 2,512,661
3,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- 3,708,960
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,652,087
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 539,540
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ 874,852

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2020A:
$ 300 3.000%, 11/15/32 11/30 at 100.00 AA+ $ 338,304
395 3.000%, 11/15/33 11/30 at 100.00 AA+ 444,644
1,300 4.000%, 11/15/45 11/30 at 100.00 AA+ 1,557,010
25,630 Total Utilities 30,360,312
$ 259,580 Total Long-Term Investments (cost $279,711,831) 296,791,105
Floating Rate Obligations - (0.5)% (1,570,000)
Other Assets Less Liabilities - 1.4% 4,408,968
Net Assets - 100% $ 299,630,073
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 296,791,105 $ – $ 296,791,105
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.9%
MUNICIPAL BONDS - 95.9%
Education and Civic Organizations - 18.9%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,428,655
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 1,193,090
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,488,324
5,165 5.000%, 10/01/46 10/26 at 100.00 A 6,076,313
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,205,170
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,832,854
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,227,305
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 5,392,400
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,479,315
840 5.000%, 10/01/38 10/28 at 100.00 A+ 1,038,349
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,234,150
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,330,570
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,770,535
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,731,120
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,916,784
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 7,183,305
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,375,060
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,902,825
1,665 Massachusetts Development Finance Agency, Revenue Bonds, Harvard
University, Series 2020A, 5.000%, 10/15/30
No Opt. Call AAA 2,231,683
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 2,416,844
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 594,704
235 5.000%, 7/01/37 7/25 at 100.00 AA 269,115
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 813,694
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,233,844
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,263,818
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,305,840
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB+ 1,071,130
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB+ 2,099,345
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 2,878,806

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
$ 2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA $ 2,737,378
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 745,670
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 5,742,750
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 662,642
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,699,761
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,822,635
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 1,004,412
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa1 1,197,350
Massachusetts Development Finance Agency, Revenue
Bonds, Williams College, Refunding Series 2021T:
345 5.000%, 7/01/34 7/31 at 100.00 AA+ 460,630
440 5.000%, 7/01/35 7/31 at 100.00 AA+ 585,965
360 5.000%, 7/01/36 7/31 at 100.00 AA+ 478,768
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,236,640
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,235,640
2,400 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2012, 5.000%, 9/01/50
9/22 at 100.00 A 2,480,424
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 6,067,100
5,000 5.000%, 9/01/45 9/27 at 100.00 A 6,040,000
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 941,851
3,500 5.000%, 9/01/49 9/29 at 100.00 A 4,313,015
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 823,088
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 587,125
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,784,500
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 3,254,097
360 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2011, 5.625%, 7/01/33, (AMT)
12/21 at 100.00 AA 360,454
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,822,172
745 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2013, 5.250%, 7/01/29, (AMT)
7/22 at 100.00 AA 762,470
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,629,495
1,150 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,339,163
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call AA 1,053,328
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,260,450
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,109,160
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,917,775

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2020-1:
$ 4,000 5.000%, 11/01/37 11/29 at 100.00 Aa2 $ 5,132,880
1,545 5.000%, 11/01/39 11/29 at 100.00 Aa2 1,975,700
2,870 5.000%, 11/01/45 11/29 at 100.00 Aa2 3,644,125
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 1,264,160
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,523,960
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2021-1:
1,400 5.000%, 11/01/29 No Opt. Call Aa2 1,828,904
3,000 5.000%, 11/01/30 No Opt. Call Aa2 4,006,860
121,275 Total Education and Civic Organizations 144,517,444
Health Care - 17.4%
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children's
Hospital Issue, Series 2014P, 5.000%, 10/01/46
10/24 at 100.00 AA 6,629,355
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB+ 2,513,441
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39
6/29 at 100.00 BBB 7,381,560
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 3,519,776
1,455 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Health Systems Issue, Refunding Series 2021-I, 5.000%, 10/01/29
No Opt. Call AA- 1,879,627
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,559,088
2,650 5.000%, 7/01/37 7/29 at 100.00 A 3,298,746
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,739,990
275 5.000%, 7/01/39 7/29 at 100.00 A 341,184
250 5.000%, 7/01/41 7/29 at 100.00 A 308,488
3,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 4,422,725
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,338,460
1,625 5.000%, 7/01/36 7/26 at 100.00 BBB 1,889,745
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,972,447
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,761,150
1,935 5.000%, 7/01/38 7/26 at 100.00 A 2,270,529
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 1,029,663
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,141,790
500 5.000%, 7/01/33 7/25 at 100.00 A 570,325
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 6,069,400
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,949,397
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 A1 2,279,046
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 7,192,693
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 A 3,021,622
5,325 5.000%, 8/15/45 8/25 at 100.00 A 6,062,406

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Sereis 2020A-2:
$ 3,000 5.000%, 7/01/37 1/30 at 100.00 AA- $ 3,826,950
2,145 5.000%, 7/01/39 1/30 at 100.00 AA- 2,724,772
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 4,161,897
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,750,437
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB+ 1,634,363
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
100 5.000%, 7/15/30, 144A No Opt. Call BB+ 125,037
100 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 123,975
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,403,875
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,657,475
6,710 5.000%, 7/01/47 7/26 at 100.00 AA- 7,895,523
6,330 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 AA- 7,247,217
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
7/23 at 100.00 BBB+ 1,061,700
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 430,215
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 4,057,906
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 1,054,899
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 433,656
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 8,213,798
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 651,637
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 604,240
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,589,078
3,400 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,966,168
114,265 Total Health Care 133,757,471
Housing/Multifamily - 2.0%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 4,980,100
2,240 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA 2,357,376
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA 2,074,400
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA 1,817,136
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 AA 1,503,825
1,000 2.375%, 12/01/45 6/30 at 100.00 AA 1,000,470

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily (continued)
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
$ 500 2.000%, 12/01/36 6/30 at 100.00 AA $ 501,470
410 2.375%, 12/01/46 6/30 at 100.00 AA 411,206
325 2.450%, 12/01/51 6/30 at 100.00 AA 324,795
14,775 Total Housing/Multifamily 14,970,778
Housing/Single Family - 0.7%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,501,695
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32, (WI/DD, Settling 12/22/21) 12/30 at 100.00 N/R 1,205,880
750 2.000%, 12/01/32, (WI/DD, Settling 12/22/21) 12/30 at 100.00 N/R 753,450
1,380 2.050%, 6/01/33, (WI/DD, Settling 12/22/21) 12/30 at 100.00 N/R 1,386,210
500 2.100%, 12/01/33, (WI/DD, Settling 12/22/21) 12/30 at 100.00 N/R 502,610
5,330 Total Housing/Single Family 5,349,845
Long-Term Care - 0.8%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 2,044,674
275 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 297,072
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 636,082
525 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 5.000%, 12/01/42
12/25 at 103.00 A- 605,031
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
240 5.250%, 1/01/26 1/23 at 100.00 BBB 252,713
790 5.750%, 1/01/28 1/23 at 100.00 BBB 836,104
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51, (WI/DD, Settling 12/01/21)
1/27 at 103.00 N/R 606,177
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 447,976
5,250 Total Long-Term Care 5,725,829
Tax Obligation/General - 12.9%
4,000 Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2019, 4.000%, 2/15/44
2/27 at 100.00 AA 4,588,160
5,725 Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AAA 7,191,802
1,375 Bridgewater and Raynham Regional School District, Plymouth County,
Massachusetts, General Obligation Bonds, School Project Loan Chapter
70B Series 2021, 4.000%, 2/01/28 - BAM Insured
No Opt. Call AA 1,641,640
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA 1,514,464
1,440 3.000%, 6/01/39 6/28 at 100.00 AA 1,555,243
1,490 3.000%, 6/01/40 6/28 at 100.00 AA 1,605,147
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 2,006,837
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,943,801
2,000 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA 2,213,900
1,750 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
12/21 at 100.00 AA 1,756,527
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 3,467,010
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 1,310,726

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 Aa1 $ 3,638,520
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 6,143,550
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 Aa1 4,600,125
2,490 5.000%, 1/01/45 1/28 at 100.00 Aa1 3,049,951
950 5.000%, 1/01/46 1/28 at 100.00 Aa1 1,162,534
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.250%, 1/01/44
1/29 at 100.00 Aa1 14,116,366
10,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019C, 5.000%, 5/01/42
5/29 at 100.00 Aa1 12,638,100
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020C, 3.000%, 3/01/47
3/30 at 100.00 Aa1 5,326,700
5,500 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020D, 5.000%, 7/01/48
7/30 at 100.00 Aa1 6,987,090
2,035 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/50
11/30 at 100.00 Aa1 2,599,855
2,500 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 Aa1 3,038,950
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
5/22 at 100.00 Aa2 1,020,800
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 Aa2 2,158,559
1,345 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 1,521,625
82,325 Total Tax Obligation/General 98,797,982
Tax Obligation/Limited - 24.5%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,559,429
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,128,740
2,505 Government of Guam, Business Privilege Tax Bonds, Series 2011A,
5.125%, 1/01/42
1/22 at 100.00 BB 2,514,870
870 Government of Guam, Business Privilege Tax Bonds, Series 2012B-1,
5.000%, 1/01/37
1/22 at 100.00 BB 873,341
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,353,151
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 2,292,540
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,134,018
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36
5/27 at 100.00 AA 600,395
6,345 Massachusetts Bay Transportation Authority, Assessment Bonds, Series
2012A, 5.000%, 7/01/41
7/22 at 100.00 AAA 6,514,285
1,920 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2007A-1, 5.250%, 7/01/30
No Opt. Call AA 2,577,830
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA 2,885,325
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2020B-1:
2,000 5.000%, 7/01/32 7/30 at 100.00 AA 2,625,060
10,000 5.000%, 7/01/45 7/28 at 100.00 AA 12,391,100
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
2,500 4.000%, 7/01/40 7/31 at 100.00 AA 3,054,050
2,640 4.000%, 7/01/51 7/31 at 100.00 AA 3,158,470
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA 6,780,472

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Massachusetts College Building Authority, Project Revenue
Bonds, Refunding Series 2003B:
$ 1,010 5.375%, 5/01/22 - SYNCORA GTY Insured No Opt. Call AA $ 1,031,634
1,125 5.375%, 5/01/23 - SYNCORA GTY Insured No Opt. Call AA 1,206,034
2,500 5.500%, 5/01/39 - SYNCORA GTY Insured No Opt. Call AA 3,736,800
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call Aa2 1,454,965
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,919,891
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Social Series 2020A:
13,470 5.000%, 8/15/45 8/30 at 100.00 AAA 17,342,086
3,020 5.000%, 8/15/50 8/30 at 100.00 AAA 3,856,631
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 8,730,890
9,960 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 12,466,135
Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005:
6,575 5.500%, 1/01/27 - NPFG Insured No Opt. Call A1 8,056,085
8,000 5.500%, 1/01/34 - NPFG Insured No Opt. Call AAA 10,923,440
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AA+ 3,313,296
Massachusetts State, Transportation Fund Revenue Bonds,
Rail Enhancement & Accelerated Bridge Program, Series
2021B:
6,000 5.000%, 6/01/43 6/30 at 100.00 AA+ 7,687,920
3,985 5.000%, 6/01/46 6/30 at 100.00 AA+ 5,076,850
1,270 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/42
6/27 at 100.00 AA+ 1,540,967
4,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%,
6/01/43
6/28 at 100.00 AA+ 5,027,720
7,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AA+ 8,727,320
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 4,012,645
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AA+ 5,937,923
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 N/R 6,568,850
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 3,608,850
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,508,144
4,300 4.750%, 7/01/53 7/28 at 100.00 N/R 4,873,233
2,208 5.000%, 7/01/58 7/28 at 100.00 N/R 2,534,894
1,155 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 1,296,487
3,015 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 Baa1 3,424,799
156,220 Total Tax Obligation/Limited 187,307,565

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation - 6.5%
$ 7,965 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Commonwealth Contract Assistance Secured,
Refunding Subordinated Series 2019C, 5.000%, 1/01/33
1/29 at 100.00 AA+ $ 10,053,343
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,545,425
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 Aa2 1,794,120
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 Aa2 1,647,675
1,200 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/40, (AMT)
7/31 at 100.00 Aa2 1,544,208
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 Aa2 1,986,925
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 Aa2 1,644,735
2,000 5.000%, 7/01/45 7/25 at 100.00 Aa2 2,308,260
5,960 Massachusetts Port Authority, Revenue Bonds, Series 2019B, 5.000%,
7/01/44
7/29 at 100.00 Aa2 7,510,017
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 Aa2 12,197,100
2,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 Aa2 2,539,380
4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 5,702,144
41,005 Total Transportation 50,473,332
U.S. Guaranteed - 3.6% (4)
1,045 Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%,
3/01/25, (Pre-refunded 3/01/23)
3/23 at 100.00 AAA 1,094,418
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 2,100,225
Massachusetts College Building Authority, Project Revenue
Bonds, Refunding Series 2003B:
1,015 5.375%, 5/01/22 - SYNCORA GTY Insured, (ETM) No Opt. Call AA 1,036,873
1,145 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2012B, 5.000%, 5/01/37, (Pre-refunded 5/01/22)
5/22 at 100.00 Aa2 1,168,140
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A 2,564,570
732 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 806,166
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,687,875
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 AAA 1,678,263
2,750 Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%,
7/01/32, (Pre-refunded 7/01/22)
7/22 at 100.00 Aa2 2,826,643
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
1,475 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 1,577,262
1,650 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,763,140
7,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Lien Series 2013-1, 5.000%, 11/01/39, (Pre-refunded 11/01/22)
11/22 at 100.00 Aa2 7,831,275
25,592 Total U.S. Guaranteed 27,134,850

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities - 8.6%
$ 4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA $ 4,537,800
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 3,247,713
670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 755,150
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,952,639
1,750 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23
Series 2021B, 5.000%, 2/01/41
2/31 at 100.00 AAA 2,295,685
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
2,520 4.000%, 7/01/46, (WI/DD, Settling 12/01/21) 1/32 at 100.00 N/R 3,040,178
2,500 4.000%, 7/01/51, (WI/DD, Settling 12/01/21) 1/32 at 100.00 N/R 3,001,625
60 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2003-9, 5.000%, 8/01/22
12/21 at 100.00 AAA 60,235
1,820 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Green Series 2016C, 5.000%, 8/01/40
8/26 at 100.00 AA+ 2,173,207
2,695 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2007B, 5.250%, 8/01/33 - AGM Insured
No Opt. Call AA+ 3,883,845
1,000 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/40
8/26 at 100.00 AA+ 1,194,070
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,225,650
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 2,292,265
8,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2019B, 5.000%, 8/01/44
8/29 at 100.00 AA+ 10,142,160
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2020B:
2,000 5.000%, 8/01/37 8/30 at 100.00 AA+ 2,621,140
4,200 5.000%, 8/01/45 8/30 at 100.00 AA+ 5,410,188
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 6,181,646
5,200 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 5,344,404
2,900 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2004PP, 5.000%, 7/01/22
12/21 at 100.00 Baa2 2,943,152
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA 1,225,271
625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA 736,769
54,270 Total Utilities 65,264,792
$ 620,307 Total Long-Term Investments (cost $691,334,369) 733,299,888
Other Assets Less Liabilities - 4.1% 31,689,196
Net Assets - 100% $ 764,989,084

circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 733,299,888 $ – $ 733,299,888
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.1%
MUNICIPAL BONDS - 100.1%
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32(4) 12/21 at 100.00 Caa3 $ 683,092
240 5.125%, 1/01/37(4) 12/21 at 100.00 Caa3 162,459
1,175 Total Consumer Discretionary 845,551
Consumer Staples - 3.3%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,335 4.000%, 6/01/37 6/28 at 100.00 A- 4,952,781
325 5.000%, 6/01/46 6/28 at 100.00 BBB+ 382,177
3,685 5.250%, 6/01/46 6/28 at 100.00 BBB+ 4,413,746
4,415 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 5,150,804
12,760 Total Consumer Staples 14,899,508
Education and Civic Organizations - 16.3%
Atlantic County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Stockton
University Atlantic City Campus Phase II, Series 2021A:
1,000 4.000%, 7/01/47 - AGM Insured 7/31 at 100.00 AA 1,182,030
1,500 4.000%, 7/01/53 - AGM Insured 7/31 at 100.00 AA 1,762,785
1,250 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 1,459,937
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 AA 1,174,480
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,000 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,721,680
4,000 4.000%, 7/01/48 7/29 at 100.00 Aa1 4,583,400
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 262,663
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,780 4.000%, 7/15/37 7/27 at 100.00 BBB- 3,062,782
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 114,542
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 111,304
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 1,079,823
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
310 3.000%, 6/01/32 12/27 at 100.00 A 335,278
170 5.000%, 6/01/32 12/27 at 100.00 A 207,602
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 1,213,597
1,800 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,961,946

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Series 2015D:
$ 2,000 5.000%, 7/01/31 7/25 at 100.00 A+ $ 2,288,400
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,143,715
New Jersey Educational Facilities Authority, Revenue Bonds,
Ramapo College, Refunding Series 2012B:
525 5.000%, 7/01/37 7/22 at 100.00 A 537,763
100 5.000%, 7/01/42 7/22 at 100.00 A 102,444
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
360 3.750%, 7/01/37 7/27 at 100.00 BB+ 369,111
1,370 4.000%, 7/01/42 7/27 at 100.00 BB+ 1,414,950
2,445 5.000%, 7/01/47 7/27 at 100.00 BB+ 2,666,884
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,365,177
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 746,750
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,930,046
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 2,493,228
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 1,170,303
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 1,066,600
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology Issue, Green Series 2020A:
4,000 5.000%, 7/01/45 7/30 at 100.00 BBB+ 4,942,160
500 4.000%, 7/01/50 7/30 at 100.00 BBB+ 571,695
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,171,980
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 551,670
1,310 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,525,429
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,638,051
630 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29
6/28 at 100.00 Aa1 643,753
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 854,013
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
2,875 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 3,061,472
655 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 694,235
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 778,231
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
1,505 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 1,559,346
340 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 359,179
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
1,170 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 1,240,036
140 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 147,898
1,470 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,556,892
735 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 780,526
475 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26, (AMT)
12/22 at 100.00 Aaa 490,114
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 521,330

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
$ 510 3.625%, 12/01/25, (AMT) 12/22 at 100.00 Aaa $ 521,776
825 4.000%, 12/01/28, (AMT) 12/22 at 100.00 Aaa 844,288
405 4.000%, 12/01/31, (AMT) 12/22 at 100.00 Aaa 413,497
425 4.125%, 12/01/35, (AMT) 12/22 at 100.00 Aaa 433,887
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
590 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa 616,520
575 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 600,766
1,335 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 1,400,028
1,815 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,951,198
1,445 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,484,492
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,427,954
67,215 Total Education and Civic Organizations 74,311,636
Financials - 0.1%
500 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call Ba2 545,280
Health Care - 13.0%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 BBB+ 1,884,346
800 5.000%, 2/15/28 2/24 at 100.00 BBB+ 872,712
2,000 5.000%, 2/15/33 2/24 at 100.00 BBB+ 2,170,700
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 843,104
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,300 2.375%, 7/01/46 7/31 at 100.00 AA- 1,266,408
1,165 3.000%, 7/01/51 7/31 at 100.00 AA- 1,234,434
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
12/21 at 100.00 AA- 195,784
New Jersey Health Care Facilities Financing Authority, New
Jersey, Revenue Bonds, Saint Peters University Hospital,
Refunding Series 2011:
815 6.000%, 7/01/26 12/21 at 100.00 BB+ 817,657
700 6.250%, 7/01/35 12/21 at 100.00 BB+ 702,373
1,545 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
12/21 at 100.00 BB+ 1,550,284
560 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 630,930
2,130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,364,769
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
3,230 5.000%, 7/01/28 7/27 at 100.00 AA- 3,962,015
2,040 5.000%, 7/01/57 7/27 at 100.00 AA- 2,441,003
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,000 4.000%, 7/01/45 7/24 at 100.00 A+ 1,063,590

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care (continued)
$ 4,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- $ 4,920,986
4,840 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,832,345
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 607,768
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
460 5.000%, 7/01/32 7/26 at 100.00 AA 546,489
575 5.000%, 7/01/33 7/26 at 100.00 AA 682,542
600 5.000%, 7/01/34 7/26 at 100.00 AA 711,624
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,010 5.000%, 7/01/39 7/24 at 100.00 AA- 2,240,889
630 5.000%, 7/01/43 7/24 at 100.00 AA- 702,021
2,910 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 3,429,842
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- 2,880,323
330 4.000%, 7/01/34 7/26 at 100.00 BBB- 368,825
3,085 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,568,944
1,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 1,853,264
470 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37
8/23 at 100.00 A- 490,948
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,622,805
1,385 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 1,575,701
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,670 4.000%, 7/01/44 7/29 at 100.00 A+ 1,931,121
3,310 3.000%, 7/01/49 7/29 at 100.00 A+ 3,528,063
53,200 Total Health Care 59,494,609
Housing/Multifamily - 5.9%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 653,484
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 2,572,175
2,355 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverside Village Family Apartments Phase 1 Project,
Series 2019F, 1.350%, 12/01/22
No Opt. Call Aaa 2,379,209
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
1,770 4.350%, 11/01/33, (AMT) 11/22 at 100.00 AA 1,807,701
1,015 4.600%, 11/01/38, (AMT) 11/22 at 100.00 AA 1,037,117
1,010 4.750%, 11/01/46, (AMT) 11/22 at 100.00 AA 1,031,331
1,560 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,634,802
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- 1,201,091

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Housing/Multifamily (continued)
$ 2,105 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- $ 2,216,775
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 947,144
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
1,915 3.600%, 11/01/33 11/27 at 100.00 AA- 2,099,185
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 2,058,345
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 1,149,124
650 4.000%, 11/01/48 11/27 at 100.00 AA- 712,913
500 4.100%, 11/01/53 11/27 at 100.00 AA- 549,690
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,857,730
515 3.000%, 11/01/44 11/28 at 100.00 AA- 543,475
870 3.050%, 11/01/49 11/28 at 100.00 AA- 915,640
465 3.150%, 5/01/53 11/28 at 100.00 AA- 490,947
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 607,824
25,040 Total Housing/Multifamily 26,465,702
Housing/Single Family - 4.3%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,895 3.600%, 4/01/33 10/27 at 100.00 AA 2,028,995
1,240 3.750%, 10/01/35 10/27 at 100.00 AA 1,336,212
2,345 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,532,319
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA 2,933,873
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,705 2.250%, 10/01/40 4/29 at 100.00 AA 1,726,108
1,800 3.500%, 4/01/51 4/29 at 102.44 AA 1,967,238
7,255 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 7,097,712
18,950 Total Housing/Single Family 19,622,457
Long-Term Care - 1.2%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 541,024
1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34
7/23 at 100.00 BB+ 1,263,673
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
245 3.750%, 7/01/24 No Opt. Call BB+ 253,803
405 5.000%, 7/01/29 7/24 at 100.00 BB+ 434,447
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 2,223,512
500 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 501,910
5,065 Total Long-Term Care 5,218,369

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General - 10.5%
$ 735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA $ 804,832
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,527,168
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
840 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 884,243
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 15,413
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA 1,033,970
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,570,275
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 193,082
1,380 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,516,165
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
125 3.250%, 8/01/34 8/25 at 100.00 AA 134,786
340 5.000%, 8/01/42 8/25 at 100.00 AA 387,719
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46, (UB)(5) 5/26 at 100.00 AA 7,540,601
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,173,540
1,675 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 1,906,786
Montclair Township, Essex County, New Jersey, General
Obligation Bonds, Refunding Parking Utility Series 2014A:
330 3.750%, 1/01/33 1/24 at 100.00 AAA 348,107
220 5.000%, 1/01/37 1/24 at 100.00 AAA 239,976
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
9/22 at 100.00 A+ 630,807
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,255,452
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,580,450
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 1,130,020
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
2,025 3.000%, 6/01/32 No Opt. Call A3 2,308,439
1,570 4.000%, 6/01/32 No Opt. Call A3 1,953,331
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
600 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 728,160
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 725,982
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,559,430
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 2,332,916
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- 1,166,778
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA- 672,231

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
$ 3,820 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
12/21 at 100.00 AA+ $ 3,835,280
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
12/21 at 100.00 Aaa 2,524,532
4,000 Union County, New Jersey, General Obligation Bonds, Refunding Series
2017, 3.000%, 3/01/27
9/25 at 100.00 Aaa 4,336,680
1,295 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 1,304,971
44,470 Total Tax Obligation/General 48,322,122
Tax Obligation/Limited - 18.4%
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 789,620
3,655 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 4,067,394
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,195,554
1,050 Government of Guam, Business Privilege Tax Bonds, Series 2011A,
5.250%, 1/01/36
1/22 at 100.00 BB 1,054,242
New Jersey Economic Development Authority, Cigarette Tax
Revenue Refunding Bonds, Series 2012:
2,870 5.000%, 6/15/25 6/22 at 100.00 BBB 2,939,253
485 5.000%, 6/15/28 6/22 at 100.00 BBB 496,398
2,985 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 Baa1 3,412,094
2,320 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 Baa3 2,450,964
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call Baa1 2,324,940
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,105 5.250%, 6/15/40 6/25 at 100.00 Baa1 4,700,594
1,350 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/33
12/30 at 100.00 Baa1 1,735,304
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013NN:
1,835 5.000%, 3/01/30 3/23 at 100.00 Baa1 1,936,989
1,175 5.000%, 3/01/31 3/23 at 100.00 Baa1 1,239,202
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 Baa1 1,803,360
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
250 5.000%, 6/15/29 6/26 at 100.00 A+ 294,025
145 5.000%, 6/15/30 6/26 at 100.00 A+ 170,175
2,770 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 3,243,171
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call Baa1 12,132,046
1,930 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 2,033,525
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 5,642,421
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,782,838
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 807,712
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call Baa1 1,751,624

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
$ 50 5.000%, 6/15/36 6/23 at 100.00 Baa1 $ 53,206
1,135 5.000%, 6/15/44 6/23 at 100.00 Baa1 1,204,201
205 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 Baa1 231,597
1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 Baa1 1,185,199
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
50 3.500%, 6/15/46 12/28 at 100.00 Baa1 53,516
1,500 5.000%, 6/15/50 12/28 at 100.00 Baa1 1,800,330
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,040 4.000%, 6/15/45 12/30 at 100.00 Baa1 1,187,004
1,025 5.000%, 6/15/45 12/30 at 100.00 Baa1 1,271,328
3,475 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 Baa1 4,105,191
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,238,450
1,715 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
5/22 at 100.00 Aa1 1,732,407
2,755 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 2,915,947
37 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 42,478
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB)(5)
No Opt. Call AA+ 3,860,250
79,802 Total Tax Obligation/Limited 81,884,549
Transportation - 11.3%
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 1,148,928
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 391,511
1,510 4.125%, 1/01/39 1/24 at 100.00 A1 1,601,944
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,160,360
1,290 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 1,494,091
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,802,522
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 A1 1,200,250
3,115 5.000%, 7/01/47 7/27 at 100.00 A1 3,707,255
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,050 5.000%, 7/01/30 7/29 at 100.00 A1 1,348,651
1,130 5.000%, 7/01/31 7/29 at 100.00 A1 1,446,061
1,000 3.000%, 7/01/49 7/29 at 100.00 A1 1,064,430
1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 1,917,502

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation (continued)
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
$ 1,000 5.000%, 1/01/24 1/23 at 100.00 A $ 1,050,640
1,095 5.000%, 1/01/26 1/23 at 100.00 A 1,149,936
1,070 5.000%, 1/01/27 1/23 at 100.00 A 1,123,511
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 1,353,744
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,875,943
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 BBB+ 1,595,526
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
215 5.125%, 9/15/23, (AMT) 8/22 at 101.00 Ba3 223,308
1,025 5.250%, 9/15/29, (AMT) 8/22 at 101.00 Ba3 1,063,468
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 418,296
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
3,085 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 3,602,910
2,810 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa3 3,238,244
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,703,701
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 1,966,185
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
3,000 4.000%, 9/01/38 9/29 at 100.00 Aa3 3,554,520
3,020 4.000%, 9/01/39 9/29 at 100.00 Aa3 3,571,663
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,760 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 2,243,208
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,270,160
520 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 643,006
44,465 Total Transportation 50,931,474
U.S. Guaranteed - 6.7% (6)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,192,774
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
5 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 5,262
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 292,230
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
2,175 4.250%, 10/01/47, (Pre-refunded 10/01/22), (AMT) 10/22 at 100.00 A+ 2,244,970
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A 827,989
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A 1,091,439
410 New Jersey Health Care Facilities Financing Authority, Revenue and
Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24,
(Pre-refunded 7/01/22)
7/22 at 100.00 AA- 421,402

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
U.S. Guaranteed (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
$ 655 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ $ 732,755
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Kennedy Health System Obligated Group
Issue, Refunding Series 2012:
195 3.750%, 7/01/27, (ETM) No Opt. Call N/R 215,822
1,125 5.000%, 7/01/31, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,156,129
1,095 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 1,125,298
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
660 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 711,764
140 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 150,631
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 389,653
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 86,391
New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2012A:
990 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 A1 1,017,690
435 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R 447,037
8,600 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2012A, 5.000%, 6/15/42, (Pre-refunded 6/15/22)
6/22 at 100.00 Baa1 8,819,816
1,405 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 A+ 1,477,990
3,150 New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%,
1/01/43, (Pre-refunded 7/01/22)
7/22 at 100.00 N/R 3,239,050
North Hudson Sewerage Authority, New Jersey, Gross
Revenue Lease Certificates, Senior Lien Series 2012A:
930 5.000%, 6/01/27, (Pre-refunded 6/01/22) 6/22 at 100.00 A+ 952,180
570 5.000%, 6/01/27, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R 583,737
70 5.000%, 6/01/42, (Pre-refunded 6/01/22) 6/22 at 100.00 N/R 71,687
1,410 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 1,505,147
28,440 Total U.S. Guaranteed 29,758,843
Utilities - 8.9%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 6/22 at 100.00 Baa2 509,430
1,000 5.125%, 6/15/43, (AMT) 6/22 at 100.00 Baa2 1,019,130
2,145 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 2,184,039
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
1,045 5.000%, 10/01/23 No Opt. Call A+ 1,130,606
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 4,630,357
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/3/2029)
12/29 at 100.00 A+ 5,315,900
3,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/1/2023)
No Opt. Call A+ 3,175,043
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
4,090 3.000%, 9/01/31 9/30 at 100.00 AAA 4,726,895
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 5,663,011
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 5,806,409

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
$ 695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA $ 956,647
395 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT)
No Opt. Call BBB 412,649
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 5,184,550
37,235 Total Utilities 40,714,666
$ 418,317 Total Long-Term Investments (cost $411,963,751) 453,014,766
Floating Rate Obligations - (1.7)% (7,590,000)
Other Assets Less Liabilities - 1.6%(7) 7,322,239
Net Assets - 100% $ 452,747,005
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury Long Bond (26) 3/22 $ (4,141,027) $ (4,215,250) $ (74,223) $ (43,875)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 453,014,766 $ – $ 453,014,766
Investments in Derivatives:
Futures Contracts* (74,223) – – (74,223)
Total
$ (74,223) $ 453,014,766 $ – $ 452,940,543
* Represents net unrealized appreciation (depreciation).

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen New York Municipal Bond Fund
Portfolio of Investments November 30, 2021
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
MUNICIPAL BONDS - 98.9%
Consumer Staples - 3.2%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
12/21 at 100.00 B- $ 15,131,154
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
12/21 at 16.81 N/R 12,373,912
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
1,550 5.625%, 6/01/35 No Opt. Call BBB 1,690,337
6,885 5.750%, 6/01/43 No Opt. Call BB+ 9,136,808
1,565 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 1,741,720
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 3,306,780
104,215 Total Consumer Staples 43,380,711
Education and Civic Organizations - 12.4%
Albany Industrial Development Agency, New York, Revenue
Bonds, Brighter Choice Charter Schools, Series 2007A:
875 5.000%, 4/01/27 1/22 at 100.00 BB 881,212
290 5.000%, 4/01/37 1/22 at 100.00 BB 292,059
2,095 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
12/21 at 100.00 CCC 2,097,703
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
1,630 5.000%, 4/01/33 4/23 at 100.00 BBB- 1,702,160
1,250 5.500%, 4/01/43 4/23 at 100.00 BBB- 1,308,525
Build New York City Resource Corporation, New York,
Revenue Bonds, Children?s Aid Society Project, Series
2015. BUILD NYC CHILDRENS AID SOCIETY:
2,500 5.000%, 7/01/40 7/25 at 100.00 A+ 2,836,000
2,500 5.000%, 7/01/45 7/25 at 100.00 A+ 2,832,050
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,102,420
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,446,819
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB 2,437,882
2,200 5.500%, 11/01/44 11/24 at 100.00 BB 2,414,874
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33 4/23 at 100.00 BB+ 1,092,462
1,875 5.000%, 4/15/43 4/23 at 100.00 BB+ 1,939,969
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 2,531,802
310 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56, 144A
6/29 at 100.00 N/R 346,713
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 675,962

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
$ 1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 $ 1,937,501
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 887,123
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39 7/24 at 100.00 BBB- 3,210,665
3,065 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,343,945
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A2 1,827,168
Dormitory Authority of the State of New York, Revenue
Bonds, Fordham University, Series 2020:
5,500 4.000%, 7/01/46 7/29 at 100.00 A 6,372,080
3,500 4.000%, 7/01/50 7/29 at 100.00 A 4,040,610
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 3,152,886
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 N/R 4,869,380
3,760 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/46
1/27 at 100.00 A3 4,468,948
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call Aa2 1,591,288
3,450 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 3,974,745
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,850,745
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,700 5.000%, 7/01/42 7/29 at 100.00 Aa2 2,158,099
11,215 5.000%, 7/01/49 7/29 at 100.00 Aa2 14,111,947
1,355 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 1,678,615
13,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 Aa1 17,247,280
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 6,407,200
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph?s College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 120,456
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,810,387
7,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call N/R 3,033,825
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 3,263,288
760 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB 847,628
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
3,225 3.000%, 1/01/39 - AGM Insured 1/31 at 100.00 AA 3,459,941
5,185 3.000%, 1/01/40 - AGM Insured 1/31 at 100.00 AA 5,548,106
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45
9/30 at 100.00 AA 2,977,944

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Education and Civic Organizations (continued)
$ 3,150 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Whitney Museum of American Art, Refunding Series 2021, 5.000%,
7/01/31
No Opt. Call AA $ 4,247,744
6,500 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69
3/29 at 100.00 Aa2 6,818,630
3,740 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 3,874,004
2,810 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,910,991
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 823,763
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 AA- 12,724,300
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 221,828
205 5.000%, 10/15/39 10/29 at 100.00 N/R 241,078
148,820 Total Education and Civic Organizations 166,992,750
Financials - 1.0%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 8,078,508
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 5,170,661
9,185 Total Financials 13,249,169
Health Care - 5.5%
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
7,650 4.000%, 9/01/45 3/30 at 100.00 BBB- 8,752,136
11,935 4.000%, 9/01/50 3/30 at 100.00 BBB- 13,585,491
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,599,644
29,985 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A 34,896,843
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/29, 144A
6/25 at 100.00 BBB- 1,134,980
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB- 237,590
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
2,000 4.000%, 7/01/41 7/26 at 100.00 A- 2,229,180
1,325 5.000%, 7/01/46 7/26 at 100.00 A- 1,552,184
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
12/22 at 100.00 BBB+ 1,445,094
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/38
12/30 at 100.00 BBB+ 3,083,392
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 427,316
2,000 New York City Health and Hospitals Corporation, New York, Health System
Revenue Bonds, Series 2020A, 4.000%, 2/15/45
2/31 at 100.00 Aa3 2,360,640

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Health Care (continued)
$ 1,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 $ 1,136,360
63,765 Total Health Care 73,440,850
Housing/Multifamily - 0.1%
1,405 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
12/21 at 100.00 Aa1 1,408,386
Industrials - 2.2%
19,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 20,785,246
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 8,398,545
26,570 Total Industrials 29,183,791
Long-Term Care - 0.2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
12/21 at 100.00 A2 655,597
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 618,843
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
230 5.800%, 7/01/23 12/21 at 100.00 N/R 224,001
395 6.100%, 7/01/28 12/21 at 100.00 N/R 359,466
210 6.200%, 7/01/33 12/21 at 100.00 N/R 181,837
2,035 Total Long-Term Care 2,039,744
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
755 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R 804,060
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,382,494
2,900 Total Materials 3,186,554
Tax Obligation/General - 6.2%
3,325 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/37 - AGM Insured
4/30 at 100.00 AA 4,241,237
1,955 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2019A, 5.000%, 4/01/37 - AGM Insured
4/29 at 100.00 AA 2,469,673
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,320,500
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,159,790
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
35 5.000%, 3/01/372020 F1 3/23 at 100.00 AA 36,955
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,154,080
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA 2,791,625
1,650 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 1,968,500
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
10,420 5.000%, 3/01/39 3/28 at 100.00 AA 12,793,363
11,000 5.000%, 3/01/40 3/28 at 100.00 AA 13,480,940

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/General (continued)
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
$ 14,420 5.000%, 4/01/40 4/28 at 100.00 AA $ 17,714,105
5,000 5.000%, 4/01/45 4/28 at 100.00 AA 6,104,050
7,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 AA 9,589,125
4,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA 5,146,360
5 New York City, New York, General Obligation Bonds, Series 2011D-I,
5.000%, 10/01/34
12/21 at 100.00 AA 5,019
66,810 Total Tax Obligation/General 81,975,322
Tax Obligation/Limited - 26.3%
8,300 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2019A, 5.000%, 11/01/49
11/29 at 100.00 Aaa 10,575,943
9,185 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 AA+ 10,826,911
2,945 Dormitory Authority of the State of New York, Master BOCES Program,
Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020,
4.000%, 8/15/41
8/28 at 100.00 Aa3 3,366,753
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,855 5.000%, 6/01/33 12/21 at 100.00 Aa1 1,862,383
2,320 5.000%, 6/01/38 12/21 at 100.00 Aa1 2,329,210
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36
12/21 at 100.00 AA 20,080
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37
2/22 at 100.00 AA+ 1,009,630
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 3,285,630
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 AA+ 6,846,120
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
2,830 5.000%, 2/15/32 2/25 at 100.00 AA+ 3,216,182
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ 1,130,670
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37
2/27 at 100.00 AA+ 8,426,740
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series
2019A. Bidding Group 1,2,3,4:
4,150 5.000%, 3/15/38 3/29 at 100.00 AA+ 5,224,892
3,850 5.000%, 3/15/40 3/29 at 100.00 AA+ 4,831,981
4,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020A. Bidding Group 1 thru
5, 4.000%, 3/15/34
9/30 at 100.00 AA+ 5,449,815
6,255 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 4.000%, 3/15/39
3/31 at 100.00 AA+ 7,513,256
2,825 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35
9/25 at 100.00 AA+ 3,272,565
2,710 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/37
3/27 at 100.00 AA+ 3,278,748
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 17,213,250
Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 4:
10,000 5.000%, 3/15/44 9/28 at 100.00 AA+ 12,480,100
9,000 5.000%, 3/15/45 9/28 at 100.00 AA+ 11,216,430

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
$ 2,000 5.000%, 11/15/28 11/25 at 100.00 BB $ 2,293,060
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,271,560
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000 5.000%, 2/15/39 2/27 at 100.00 Aa3 5,954,300
5,710 5.000%, 2/15/42 2/27 at 100.00 Aa3 6,765,836
2,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second indenture Fiscal 2022 Series A, 4.000%, 2/15/44
2/32 at 100.00 N/R 3,307,205
8,335 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42
5/27 at 100.00 AA 9,945,322
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/47
11/27 at 100.00 AA 6,560,383
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 4,246,960
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2018 Series Subseries
S-4A:
4,000 5.250%, 7/15/35 7/28 at 100.00 AA 5,064,040
4,200 5.250%, 7/15/36 7/28 at 100.00 AA 5,315,184
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1:
14,300 5.000%, 7/15/43 7/28 at 100.00 AA 17,648,774
3,000 5.000%, 7/15/45 7/28 at 100.00 AA 3,693,480
2,780 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 3,463,824
5,715 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2021 Subseries S-1, 3.000%, 7/15/47
7/30 at 100.00 N/R 6,066,758
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 9,785,285
3,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 4,200,232
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,737,994
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 6,253,639
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 11,309,700
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 AAA 5,931,800
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
1,375 5.000%, 8/01/38 8/28 at 100.00 AAA 1,714,941
10,000 5.000%, 8/01/40 8/28 at 100.00 AAA 12,443,200
3,000 5.000%, 8/01/42 8/28 at 100.00 AAA 3,718,980
4,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 4.000%, 2/01/41
2/31 at 100.00 AAA 5,358,870
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/50
3/31 at 100.00 AA+ 4,232,840
2,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/38
9/30 at 100.00 AA+ 2,988,350
6,500 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 N/R 6,878,950
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,044 0.000%, 7/01/33 7/28 at 86.06 N/R 781,768
53,350 0.000%, 7/01/46 7/28 at 41.38 N/R 17,840,240
11,058 5.000%, 7/01/58 7/28 at 100.00 N/R 12,695,137
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 BBB 2,151,900

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Tax Obligation/Limited (continued)
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
$ 5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 $ 5,660,185
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,856,139
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 1,184,088
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 5,101,159
14,035 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 18,002,835
336,352 Total Tax Obligation/Limited 348,802,207
Transportation - 23.9%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 1,779,975
15,905 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45
5/30 at 100.00 A3 18,011,617
3,600 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45
5/30 at 100.00 A3 4,307,904
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
960 5.000%, 11/15/31 11/22 at 100.00 A3 999,513
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 8,617,950
4,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/46
5/28 at 100.00 A3 4,441,120
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 A3 2,685,675
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,691,350
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,994,508
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 9,791,015
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 A3 2,918,125
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 3,129,786
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,800 0.000%, 10/01/37(4) 12/21 at 100.00 N/R 2,240,000
2,000 0.000%, 10/01/46(4) 12/21 at 100.00 N/R 1,600,000
9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
7/22 at 100.00 BBB+ 9,715,080
5,000 New York State Thruway Authority, General Revenue Bonds, Series 2020N,
4.000%, 1/01/42
1/30 at 100.00 A1 5,856,000
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 A2 2,599,200
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 9,863,606
3,000 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/53
1/30 at 100.00 A2 3,442,440
4,625 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB- 5,273,055
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
500 4.000%, 7/01/31, (AMT) 7/24 at 100.00 BBB 538,005
7,000 4.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 7,526,610
13,685 5.250%, 1/01/50, (AMT) 7/24 at 100.00 BBB 15,203,624

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
$ 10,435 5.000%, 8/01/26, (AMT) 12/21 at 100.00 B $ 10,459,418
12,610 5.000%, 8/01/31, (AMT) 12/21 at 100.00 B 12,639,003
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 2,201,789
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 247,059
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 137,607
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/36
12/30 at 100.00 Baa1 2,211,508
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 1,556,737
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 12,502,344
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 12,103,715
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 2,198,800
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 4,150,235
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 Aa3 3,717,246
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520 5.000%, 5/01/40 5/25 at 100.00 Aa3 2,874,740
480 5.000%, 5/01/45 5/25 at 100.00 Aa3 544,959
8,675 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 10,267,470
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 Aa3 11,667,900
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
2,745 5.000%, 11/01/38, (AMT) 11/29 at 100.00 Aa3 3,404,569
1,225 5.000%, 11/01/39, (AMT) 11/29 at 100.00 Aa3 1,515,570
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225 4.000%, 9/01/43 9/28 at 100.00 Aa3 4,927,871
10,230 5.000%, 9/01/48 9/28 at 100.00 Aa3 12,546,481
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.250%, 10/15/57
4/27 at 100.00 Aa3 6,092,650
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 4.000%, 11/01/49
11/29 at 100.00 Aa3 4,663,400
2,160 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Fourth Series 2021, 4.000%, 7/15/46
7/31 at 100.00 N/R 2,574,482
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021:
8,395 4.000%, 7/15/46, (AMT) 7/31 at 100.00 Aa3 9,804,185
5,000 4.000%, 7/15/51, (AMT) 7/31 at 100.00 Aa3 5,803,150
1,365 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 1,659,949
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 4,306,278

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Transportation (continued)
$ 19,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%,
11/15/42
11/27 at 100.00 AA- $ 23,944,440
15,075 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49
11/30 at 100.00 AA- 19,223,339
274,775 Total Transportation 315,173,052
U.S. Guaranteed - 4.0% (5)
1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 1,612,965
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 370,643
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,588,050
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
5 5.000%, 2/15/32, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R 5,726
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
1,165 5.000%, 11/15/31, (Pre-refunded 11/15/22) 11/22 at 100.00 N/R 1,218,998
3,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 3,761,894
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 1,069,480
5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 5,800,324
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 4,100,694
10,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 10,791,300
New York City, New York, General Obligation Bonds, Fiscal
2013 Series A-1:
1,900 5.000%, 10/01/30, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 1,976,342
1,915 5.000%, 10/01/31, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 1,991,945
3,000 5.000%, 10/01/33, (Pre-refunded 10/01/22) 10/22 at 100.00 AA 3,120,540
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
1,810 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,918,365
6,065 5.000%, 3/01/37, (Pre-refunded 3/01/23)2020 F1 3/23 at 100.00 N/R 6,428,111
Onondaga Civic Development Corporation, New York,
Revenue Bonds, Le Moyne College Project, Series 2012:
1,000 5.000%, 7/01/32, (Pre-refunded 7/01/22) 7/22 at 100.00 Baa2 1,027,280
1,745 5.000%, 7/01/42, (Pre-refunded 7/01/22) 7/22 at 100.00 Baa2 1,792,604
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 777,614
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 1,209,621
50,845 Total U.S. Guaranteed 54,562,496
Utilities - 13.7%
420 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 433,570
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,965,080
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,944,160
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 3,306,697

Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
$ 2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 A $ 3,541,848
3,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021, 4.000%, 9/01/39
9/31 at 100.00 N/R 3,634,110
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 10,705,400
4,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 5,251,778
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 5,962,950
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 AA+ 3,615,420
10,905 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 13,412,932
10,920 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series CC-1, 5.000%, 6/15/51
6/31 at 100.00 AA+ 14,065,506
500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 558,115
6,675 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/34
6/25 at 100.00 AAA 7,681,724
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 8,009,990
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
2,000 5.000%, 6/15/42 6/27 at 100.00 AAA 2,444,120
2,000 5.000%, 6/15/46 6/27 at 100.00 AAA 2,441,060
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E:
1,710 5.000%, 6/15/38 6/27 at 100.00 AAA 2,093,279
8,800 5.000%, 6/15/47 6/27 at 100.00 AAA 10,738,024
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA 1,241,270
3,065 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2017C, 5.000%, 8/15/47
8/27 at 100.00 AAA 3,759,774
2,280 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2021B, 4.000%, 8/15/46, (WI/DD, Settling 12/09/21)
2/32 at 100.00 N/R 2,773,985
5,500 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA 6,458,925
2,430 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 2,528,391

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2021
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description(1)
Optional Call
Provisions(2) Ratings(3) Value
Utilities (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
$ 1,000 4.250%, 7/01/25 7/22 at 100.00 CCC $ 1,021,980
505 5.500%, 7/01/28 7/22 at 100.00 CCC 519,756
1,875 5.750%, 7/01/37 7/22 at 100.00 CCC 1,932,507
4,000 5.250%, 7/01/42 7/22 at 100.00 CCC 4,111,080
1,530 6.000%, 7/01/47 7/22 at 100.00 CCC 1,578,868
2,450 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
12/21 at 100.00 N/R 2,473,643
5,000 Suffolk County Water Authority, New York, Waterworks Revenue Bonds,
Series 2020B, 3.000%, 6/01/45
6/30 at 100.00 AAA 5,413,800
10,000 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/36
12/25 at 100.00 AAA 11,682,800
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,954,288
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
15,500 5.000%, 12/15/38 12/27 at 100.00 AAA 19,228,525
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,716,280
7,000 5.000%, 12/15/40 12/27 at 100.00 AAA 8,665,300
154,025 Total Utilities 180,866,935
$ 1,241,702 Total Long-Term Investments (cost $1,212,078,182) 1,314,261,967
Other Assets Less Liabilities - 1.1% 15,163,346
Net Assets - 100% $ 1,329,425,313
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,314,261,967 $ – $ 1,314,261,967

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.